UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

The Registrant’s Semi-Annual Shareholder Reports for the six months ended June 30, 2026 which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, are as follows:

(a)

LKCM Balanced Fund
LKBAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$40	0.80%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$105,022,014
Number of Holdings	122
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Information Technology	21.1%
Industrials	13.0%
Health Care	10.7%
Financials	10.6%
Energy	9.7%
Materials	8.3%
Consumer Staples	7.6%
Communication Services	7.4%
Consumer Discretionary	6.4%
Utilities	2.7%
Real Estate	1.4%
Money Market Funds	1.1%

Security Type (% of Net Assets)
Equity	68.8%
Fixed Income	29.8%
Cash Equivalents	1.4%

Top 10 Issuers (% of Net Assets)
Apple Inc	4.2%
NVIDIA Corp	3.8%
Alphabet Inc	3.0%
Amazon.com Inc	2.3%
Microsoft Corp	2.3%
Invesco Government & Agency Portfolio	1.8%
Linde PLC	1.8%
Meta Platforms Inc	1.8%
The Coca-Cola Co.	1.7%
L3Harris Technologies Inc	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Balanced Fund	PAGE 1	TSR-SAR-501885305

LKCM Equity Fund
LKEQX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$41	0.80%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$498,868,861
Number of Holdings	50
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	29.0%
Information Technology	22.5%
Materials	8.7%
Communication Services	8.6%
Energy	7.5%
Health Care	6.7%
Consumer Discretionary	6.4%
Financials	6.4%
Consumer Staples	2.4%
Money Market Funds	1.8%

Top 10 Issuers (% of Net Assets)
Alphabet Inc	7.9%
NVIDIA Corp	5.6%
Microsoft Corp	5.2%
Apple Inc	5.2%
Valmont Industries Inc	3.5%
Teledyne Technologies Inc	3.3%
JPMorgan Chase & Co.	3.3%
Ecolab Inc	3.1%
Waste Connections Inc	3.0%
Linde PLC	2.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Equity Fund	PAGE 1	TSR-SAR-501885206

LKCM Fixed Income Fund
LKFIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$268,369,360
Number of Holdings	78
Portfolio Turnover	8%
Effective Duration	3.66 years
30-Day SEC Yield	4.12%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	15.2%
Information Technology	13.9%
Government Bonds	13.1%
Health Care	12.8%
Energy	10.7%
Communication Services	7.6%
Consumer Discretionary	6.8%
U.S. Government Sponsored Entities	6.1%
Financials	5.4%
Real Estate	4.6%
Cash & Other	3.8%

Top 10 Issuers (% of Net Assets)
Emerson Electric Co., 3.18%, 03/15/35	3.1%
United States Treasury Note/Bond, 3.14%, 11/15/32	3.1%
Stryker Corp., 2.82%, 02/10/30	2.8%
Kinder Morgan Inc., 2.76%, 06/01/33	2.7%
Trimble Inc., 2.34%, 03/15/33	2.3%
Tractor Supply Co., 2.23%, 10/15/34	2.2%
Waste Management Inc., 2.17%, 03/15/28	2.1%
Roper Technologies Inc., 2.16%, 07/31/33	2.1%
L3Harris Technologies Inc., 2.11%, 11/15/31	2.1%
Amgen Inc., 2.09%, 02/01/28	2.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Fixed Income Fund	PAGE 1	TSR-SAR-501885404

LKCM International Equity Fund
LKINX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$52	1.00%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$101,453,353
Number of Holdings	48
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Financials	22.0%
Industrials	16.8%
Information Technology	12.5%
Health Care	11.6%
Consumer Discretionary	8.6%
Money Market Funds	6.7%
Consumer Staples	6.3%
Materials	6.1%
Energy	5.9%
Communication Services	3.5%

Top 10 Issuers (% of Net Assets)
ASML Holding NV	3.7%
Infineon Technologies AG	3.2%
MSILF Government Portfolio	3.0%
Invesco Government & Agency Portfolio	3.0%
Royal Bank of Canada	2.6%
ABB Ltd	2.5%
InterContinental Hotels Group PLC	2.5%
ING Groep NV	2.4%
Barclays PLC	2.4%
Coca-Cola HBC AG	2.3%

Top Ten Countries (% of Net Assets)
United Kingdom	20.8%
Germany	14.1%
France	13.4%
Switzerland	11.1%
Canada	8.9%
Netherlands	8.1%
Japan	4.4%
Australia	2.2%
Finland	2.0%
Sweden	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM International Equity Fund	PAGE 1	TSR-SAR-501885834

LKCM Small Cap Equity Fund
LKSCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$52	1.00%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$362,929,322
Number of Holdings	76
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	20.8%
Information Technology	15.2%
Health Care	12.5%
Financials	11.9%
Consumer Discretionary	10.7%
Energy	7.1%
Money Market Funds	7.0%
Consumer Staples	5.9%
Materials	4.9%
Communication Services	2.9%
Real Estate	1.1%

Top 10 Issuers (% of Net Assets)
MSILF Government Portfolio	3.0%
Invesco Government & Agency Portfolio	3.0%
Rogers Corp	2.8%
Tower Semiconductor Ltd	2.6%
Materion Corp	2.2%
The Vita Coco Co Inc	2.2%
Lumentum Holdings Inc	2.1%
Ciena Corp	2.1%
Mercury Systems Inc	2.0%
CECO Environmental Corp	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small Cap Equity Fund	PAGE 1	TSR-SAR-501885107

LKCM Small-Mid Cap Equity Fund
LKSMX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$52	1.00%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,408,056
Number of Holdings	57
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	24.9%
Financials	18.3%
Health Care	13.4%
Information Technology	12.3%
Materials	9.0%
Consumer Discretionary	7.8%
Energy	4.9%
Money Market Funds	3.1%
Utilities	2.5%
Real Estate	1.9%
Consumer Staples	1.2%
Communication Services	0.7%

Top 10 Issuers (% of Net Assets)
BrightSpring Health Services Inc	5.5%
FTAI Aviation Ltd	3.9%
Tower Semiconductor Ltd	3.3%
Materion Corp	3.2%
Natera Inc	3.2%
FirstCash Holdings Inc	3.0%
Invesco Government & Agency Portfolio	3.0%
Mercury Systems Inc	2.8%
NCR Atleos Corp	2.7%
SPX Technologies Inc	2.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.lkcmfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small-Mid Cap Equity Fund	PAGE 1	TSR-SAR-501885859

LKCM Aquinas Catholic Equity Fund
AQEIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/.  You can also request this information by contacting us at 1-800-423-6369.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$50	1.00%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$55,262,124
Number of Holdings	44
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Information Technology	28.4%
Materials	12.7%
Industrials	12.0%
Consumer Discretionary	11.1%
Energy	8.0%
Communication Services	7.6%
Health Care	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Financials	3.7%
Money Market Funds	2.4%

Top 10 Issuers (% of Net Assets)
Alphabet Inc	6.1%
NVIDIA Corp	5.4%
Palo Alto Networks Inc	4.3%
Apple Inc	4.2%
Microsoft Corp	4.0%
Amazon.com Inc	3.5%
Corteva Inc	3.5%
Stryker Corp	3.1%
The Sherwin-Williams Co.	3.1%
Teledyne Technologies Inc	3.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.aquinasfunds.com/applications-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-423-6369, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Aquinas Catholic Equity Fund	PAGE 1	TSR-SAR-501885883

Item 2. Code of Ethics.

Not applicable for semi-annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
LKCM
FUNDS
LKCM BALANCED FUND
LKCM EQUITY FUND
LKCM FIXED INCOME FUND
LKCM INTERNATIONAL EQUITY FUND
LKCM SMALL CAP EQUITY FUND
LKCM SMALL-MID CAP EQUITY FUND
Financial Statements and Other Information
June 30, 2026 (Unaudited)

LKCM Balanced Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.2%
Aerospace & Defense - 1.8%
Honeywell Aerospace, Inc.(a)	800	$176,864
L3Harris Technologies, Inc.	5,850	1,699,951
		1,876,815
Banks - 4.2%
Bank of America Corp.	29,100	1,658,118
Cullen/Frost Bankers, Inc.	8,300	1,282,516
JPMorgan Chase & Co.	4,500	1,472,985
		4,413,619
Beverages - 3.1%
Coca-Cola Co.	21,400	1,739,178
Keurig Dr Pepper, Inc.	23,000	752,790
PepsiCo, Inc.	5,750	778,550
		3,270,518
Broadline Retail - 2.3%
Amazon.com, Inc.(a)	10,300	2,454,902
Capital Markets - 1.1%
Moody’s Corp.	2,650	1,200,238
Chemicals - 3.3%
Corteva, Inc.	7,658	648,556
Ecolab Inc.	3,600	1,002,996
Linde PLC	3,600	1,868,184
		3,519,736
Commercial Services & Supplies - 3.5%
Cintas Corp.	8,000	1,360,640
Waste Connections, Inc.	7,100	1,183,499
Waste Management, Inc.	5,250	1,170,120
		3,714,259
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	2,800	1,614,760
Consumer Staples Distribution & Retail - 1.5%
Walmart, Inc.	13,900	1,574,314
Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	17,341	734,218
Electric Utilities - 0.7%
Constellation Energy Corp.	2,900	720,273
Electrical Equipment - 3.4%
Eaton Corp. PLC	1,800	767,016
Emerson Electric Co.	8,800	1,259,720
Rockwell Automation, Inc.	3,025	1,497,617
		3,524,353
Electronic Equipment, Instruments & Components - 1.5%
Teledyne Technologies, Inc.(a)	2,450	1,633,905

	Shares	Value
Entertainment - 0.7%
Netflix, Inc.(a)	10,000	$714,000
Financial Services - 1.3%
Visa, Inc. - Class A	3,850	1,320,896
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	7,800	707,772
Alcon AG	17,900	1,201,090
		1,908,862
Health Care Providers & Services - 0.8%
BrightSpring Health Services, Inc.(a)	12,000	836,880
Household Products - 1.6%
Colgate-Palmolive Co.	13,400	1,228,512
Procter & Gamble Co.	3,150	461,916
		1,690,428
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	800	179,120
Insurance - 0.7%
Arthur J Gallagher & Co.	3,100	711,667
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class C	8,800	3,109,304
Meta Platforms, Inc. - Class A	3,275	1,844,775
		4,954,079
Life Sciences Tools & Services - 1.9%
Danaher Corp.	5,800	1,104,784
Thermo Fisher Scientific, Inc.	1,700	852,312
		1,957,096
Metals & Mining - 1.6%
Newmont Goldcorp Corp.	17,700	1,653,180
Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp.	7,795	1,292,099
ConocoPhillips Co.	10,900	1,133,164
Devon Energy Corp.	12,600	520,632
EOG Resources, Inc.	4,000	518,920
Exxon Mobil Corp.	10,127	1,384,564
Kinder Morgan, Inc.	38,000	1,214,860
		6,064,239
Pharmaceuticals - 2.1%
Merck & Co., Inc.	12,500	1,606,250
Zoetis Inc.	8,026	576,748
		2,182,998
Semiconductors & Semiconductor Equipment - 4.6%
NVIDIA Corp.	20,000	4,001,800
QUALCOMM, Inc.	4,400	813,076
		4,814,876

The accompanying notes are an integral part of these financial statements.

1

LKCM Balanced Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 6.1%
Microsoft Corp.	6,500	$2,424,630
Oracle Corp.	8,100	1,187,055
Palo Alto Networks, Inc.(a)	3,700	1,261,774
Salesforce, Inc.	4,550	712,803
Trimble Inc.(a)	15,150	775,377
		6,361,639
Specialty Retail - 1.5%
Home Depot, Inc.	4,500	1,587,060
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	15,150	4,383,804
TOTAL COMMON STOCKS (Cost $31,058,396)		71,572,734
	Par
CORPORATE BONDS - 29.9%
Aerospace & Defense - 2.3%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	$750,000	767,975
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	785,000	785,538
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	815,818
		2,369,331
Banks - 0.7%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	750,892
Beverages - 0.7%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 07/16/2026)	750,000	747,426
Biotechnology - 0.9%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	253,808
Amgen, Inc., 5.25%, 03/02/2030 (Callable 01/02/2030)	650,000	662,708
		916,516
Broadline Retail - 0.6%
Amazon.com, Inc.
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	552,527
4.65%, 12/01/2029 (Callable 10/01/2029)	125,000	125,940
		678,467

	Par	Value
Chemicals - 1.8%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	$675,000	$661,770
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)(b)	280,000	279,934
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	497,578
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	481,187
		1,920,469
Commercial Services & Supplies - 1.9%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	757,399
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)	200,000	200,610
4.63%, 02/15/2030 (Callable 12/15/2029)	500,000	502,203
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	488,233
		1,948,445
Communications Equipment - 0.7%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)	750,000	757,524
Consumer Finance - 0.8%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	850,000	842,354
Crude Petroleum Extraction - 0.5%
Enterprise Products Operating LLC, 5.35%, 01/31/2033 (Callable 10/31/2032)	500,000	513,849
Electric Utilities - 0.9%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)	495,000	499,044
4.50%, 08/15/2032 (Callable 05/15/2032)	500,000	490,804
		989,848
Financial Services - 1.0%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	504,696
Visa Inc., 1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	491,327
		996,023

The accompanying notes are an integral part of these financial statements.

2

LKCM Balanced Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories, 3.75%, 11/30/2026 (Callable 08/30/2026)	$355,000	$354,661
Stryker Corp., 5.20%, 02/10/2035 (Callable 11/10/2034)	750,000	759,362
		1,114,023
Household Products - 0.6%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	588,713
Insurance - 0.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	975,000	978,808
Interactive Media & Services - 1.2%
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)	250,000	247,985
4.60%, 05/15/2028 (Callable 04/15/2028)	250,000	251,398
4.55%, 08/15/2031 (Callable 06/15/2031)	550,000	548,285
4.75%, 08/15/2034 (Callable 05/15/2034)	250,000	245,665
		1,293,333
IT Services - 0.1%
International Business Machines Corp., 4.75%, 02/06/2033 (Callable 11/06/2032)	125,000	124,460
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	758,949
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	392,763
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	531,320
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	253,508
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 07/11/2026)	500,000	496,356
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	743,495
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	329,949

	Par	Value
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	$750,000	$776,953
		3,524,344
Other Electric Power Generation - 1.0%
Constellation Energy Generation LLC, 4.40%, 01/15/2031 (Callable 12/15/2030)	800,000	787,275
Duke Energy Progress LLC, 5.25%, 03/15/2033 (Callable 12/15/2032)	300,000	306,465
		1,093,740
Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)	120,000	121,538
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031 (Callable 12/22/2030)	800,000	816,005
Eli Lilly & Co., 4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	578,459
Zoetis, Inc., 4.15%, 08/17/2028 (Callable 07/17/2028)	100,000	99,368
		1,493,832
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 07/31/2026)	400,000	399,292
Software - 3.4%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	850,000	858,712
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	556,559
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	276,546
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)	220,000	215,940
4.90%, 02/06/2033 (Callable 11/06/2032)	750,000	712,203
Roper Technologies, Inc.
4.75%, 02/15/2032 (Callable 12/15/2031)	300,000	297,254
4.90%, 10/15/2034 (Callable 07/15/2034)	500,000	483,752
Salesforce, Inc., 5.55%, 03/15/2036 (Callable 12/15/2035)	200,000	199,829
		3,600,795

The accompanying notes are an integral part of these financial statements.

3

LKCM Balanced Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialized REITs - 0.7%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/31/2026)	$635,000	$633,288
5.80%, 11/15/2028 (Callable 10/15/2028)	75,000	76,881
		710,169
Specialty Retail - 1.9%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	491,924
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	223,022
O’Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	492,438
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	249,298
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	503,905
		1,960,587
Support Activities for Oil and Gas Operations - 0.1%
ConocoPhillips Co., 4.70%, 01/15/2030 (Callable 12/15/2029)	100,000	100,384
Wireless Telecommunications Carriers (except Satellite) - 0.1%
T-Mobile USA, Inc., 3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	99,508
TOTAL CORPORATE BONDS (Cost $31,418,260)		31,393,619

	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
American Tower Corp.	4,500	736,065
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $847,757)		736,065

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(c)	1,930,413	$1,930,413
TOTAL MONEY MARKET FUNDS (Cost $1,930,413)		1,930,413
TOTAL INVESTMENTS - 100.6% (Cost $65,254,826)		$105,632,831
Liabilities in Excess of Other Assets - (0.6)%		(610,817)
TOTAL NET ASSETS - 100.0%		$105,022,014

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $279,934 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 6.1%
BWX Technologies, Inc.	42,000	$8,175,300
FTAI Aviation Ltd.	40,000	10,821,200
Honeywell Aerospace, Inc.(a)	13,750	3,039,850
RTX Corp.	24,000	4,553,520
TransDigm Group, Inc.	3,000	3,996,120
		30,585,990
Banks - 5.3%
Bank of America Corp.	180,000	10,256,400
JPMorgan Chase & Co.	50,000	16,366,500
		26,622,900
Beverages - 1.6%
Coca-Cola Co.	95,000	7,720,650
Biotechnology - 2.0%
Amgen, Inc.	28,000	10,139,360
Broadline Retail - 1.8%
Amazon.com, Inc.(a)	38,000	9,056,920
Chemicals - 5.4%
Ecolab, Inc.	55,000	15,323,550
Linde PLC	22,000	11,416,680
		26,740,230
Commercial Services & Supplies - 5.2%
Cintas Corp.	64,000	10,885,120
Waste Connections, Inc.	90,000	15,002,100
		25,887,220
Construction & Engineering - 4.8%
Fluor Corp.(a)	125,000	6,548,750
Valmont Industries, Inc.	30,000	17,328,000
		23,876,750
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	18,000	10,380,600
Electrical Equipment - 4.2%
Emerson Electric Co.	75,000	10,736,250
Generac Holdings, Inc.(a)	35,000	10,248,350
		20,984,600
Electronic Equipment, Instruments & Components - 3.3%
Teledyne Technologies, Inc.(a)	25,000	16,672,500
Entertainment - 0.7%
Netflix, Inc.(a)	50,000	3,570,000
Financial Services - 1.0%
Mastercard, Inc. - Class A	10,000	5,136,000

	Shares	Value
Health Care Equipment & Supplies - 1.8%
Alcon AG	60,000	$4,026,000
Stryker Corp.	15,000	4,722,600
		8,748,600
Household Products - 0.9%
Procter & Gamble Co.	30,000	4,399,200
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	13,750	3,078,625
Interactive Media & Services - 7.9%
Alphabet, Inc. - Class A	110,000	39,310,700
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	9,000	4,512,240
Machinery - 4.8%
Franklin Electric Co., Inc.	85,000	9,111,150
Toro Co.	80,000	7,793,600
Xylem, Inc.	60,000	7,092,600
		23,997,350
Marine Transportation - 2.1%
Kirby Corp.(a)	75,000	10,197,750
Metals & Mining - 1.2%
Wheaton Precious Metals Corp.	55,000	6,177,600
Oil, Gas & Consumable Fuels - 7.6%
Cameco Corp.	90,000	9,167,400
Chevron Corp.	20,000	3,315,200
ConocoPhillips Co.	100,000	10,396,000
Devon Energy Corp.	268,800	11,106,816
Range Resources Corporation	100,000	3,719,000
		37,704,416
Pharmaceuticals - 2.0%
Johnson & Johnson	30,000	7,619,100
Pfizer Inc.	100,000	2,408,000
		10,027,100
Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp.	140,000	28,012,600
Software - 8.4%
Microsoft Corp.	70,000	26,111,400
Oracle Corp.	55,000	8,060,250
Trimble, Inc.(a)	150,000	7,677,000
		41,848,650
Specialty Retail - 4.6%
Academy Sports & Outdoors, Inc.	90,000	4,241,700
O’Reilly Automotive, Inc.(a)	100,000	9,209,000
The Home Depot, Inc.	26,500	9,346,020
		22,796,720

The accompanying notes are an integral part of these financial statements.

5

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	90,000	$26,042,400
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	5,305	6,009,981
TOTAL COMMON STOCKS (Cost $205,670,105)		490,237,652
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(b)	9,143,053	9,143,053
TOTAL MONEY MARKET FUNDS (Cost $9,143,053)		9,143,053
TOTAL INVESTMENTS - 100.1% (Cost $214,813,158)		$499,380,705
Liabilities in Excess of Other Assets - (0.1)%		(511,844)
TOTAL NET ASSETS - 100.0%		$498,868,861

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

6

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 79.6%
Aerospace & Defense - 6.2%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$4,048,909
5.40%, 07/31/2033 (Callable 04/30/2033)	5,525,000	5,657,420
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,122,773
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,804,374
		16,633,476
Banks - 3.3%
Bank of America Corp., 4.25%, 10/22/2026	5,000,000	5,000,672
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,946,691
		8,947,363
Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 07/16/2026)	2,225,000	2,217,362
Biotechnology - 4.0%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,060,925
Amgen, Inc.
2.60%, 08/19/2026 (Callable 07/16/2026)	1,000,000	997,926
5.25%, 03/02/2033 (Callable 12/02/2032)	5,500,000	5,604,943
		10,663,794
Chemicals - 0.9%
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,990,311
4.80%, 03/24/2030 (Callable 12/24/2029)	500,000	503,910
		2,494,221
Commercial Services & Supplies - 5.7%
Republic Services, Inc.
4.75%, 07/15/2030 (Callable 06/15/2030)	4,000,000	4,027,487
5.00%, 04/01/2034 (Callable 01/01/2034)	3,000,000	3,021,254
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)	5,800,000	5,817,692
4.63%, 02/15/2030 (Callable 12/15/2029)	2,370,000	2,380,441
		15,246,874

	Par	Value
Crude Petroleum Extraction - 1.9%
Enterprise Products Operating LLC, 4.15%, 10/16/2028 (Callable 07/16/2028)	$5,000,000	$4,965,364
Diversified Telecommunication Services - 3.9%
AT&T, Inc.
4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,230,420
4.30%, 02/15/2030 (Callable 11/15/2029)	2,000,000	1,975,220
Verizon Communications, Inc.
4.13%, 03/16/2027	1,484,000	1,482,060
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,883,059
		10,570,759
Electric Utilities - 1.7%
Duke Energy Corp.
4.50%, 08/15/2032 (Callable 05/15/2032)	2,000,000	1,963,217
5.75%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,610,720
		4,573,937
Electrical Equipment - 3.2%
Emerson Electric Co., 5.00%, 03/15/2035 (Callable 12/15/2034)	8,475,000	8,537,307
Entertainment - 0.7%
Netflix, Inc., 4.90%, 08/15/2034 (Callable 05/15/2034)	2,000,000	1,999,079
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories, 4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	195,668
Stryker Corp.
4.25%, 09/11/2029 (Callable 08/11/2029)	2,500,000	2,479,973
4.85%, 02/10/2030 (Callable 01/10/2030)	7,500,000	7,561,883
		10,237,524
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	3,980,808
Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	5,000,000	4,961,288
Insurance - 2.0%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	5,250,000	5,270,504

The accompanying notes are an integral part of these financial statements.

7

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Interactive Media & Services - 2.8%
Meta Platforms, Inc.
4.60%, 05/15/2028 (Callable 04/15/2028)	$2,500,000	$2,513,984
4.80%, 05/15/2030 (Callable 03/15/2030)	2,950,000	2,982,201
4.75%, 08/15/2034 (Callable 05/15/2034)	2,000,000	1,965,318
		7,461,503
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	4,058,823
Oil, Gas & Consumable Fuels - 8.8%
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	2,028,067
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 07/11/2026)	4,000,000	3,970,848
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,411,168
ONEOK, Inc.
5.55%, 11/01/2026 (Callable 10/01/2026)	2,500,000	2,508,267
6.35%, 01/15/2031 (Callable 10/15/2030)	2,250,000	2,373,243
6.05%, 09/01/2033 (Callable 06/01/2033)	5,000,000	5,243,133
		23,534,726
Other Management Consulting Services - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034 (Callable 07/04/2034)	2,000,000	1,921,682
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031 (Callable 12/22/2030)	5,000,000	5,100,032
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc.
5.00%, 04/15/2030 (Callable 01/15/2030)	2,500,000	2,528,724
5.15%, 11/15/2031 (Callable 09/15/2031)	5,500,000	5,600,016
		8,128,740
Software - 10.0%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	700,000	707,175
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,514,054

	Par	Value
Oracle Corp.
2.65%, 07/15/2026 (Callable 07/01/2026)	$2,234,000	$2,232,429
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,094,105
4.90%, 02/06/2033 (Callable 11/06/2032)	3,000,000	2,848,810
Roper Technologies, Inc.
4.75%, 02/15/2032 (Callable 12/15/2031)	3,500,000	3,467,959
4.90%, 10/15/2034 (Callable 07/15/2034)	6,000,000	5,805,023
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	6,000,000	6,274,638
		26,944,193
Specialized REITs - 4.5%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/31/2026)	4,030,000	4,019,138
5.25%, 07/15/2028 (Callable 06/15/2028)	4,200,000	4,251,206
4.05%, 03/15/2032 (Callable 12/15/2031)	4,050,000	3,883,774
		12,154,118
Specialty Retail - 4.9%
O’Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	2,125,000	2,118,451
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,289,838
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,742,271
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,925,000	5,971,276
		13,121,836
TOTAL CORPORATE BONDS (Cost $213,595,750)		213,725,313
U.S. TREASURY SECURITIES - 12.9%
United States Treasury Note/Bond
4.63%, 11/15/2026	500,000	501,318
4.50%, 05/15/2027	2,300,000	2,307,855
4.13%, 09/30/2027	400,000	399,977
4.00%, 10/31/2029	2,000,000	1,990,117
4.00%, 07/31/2030	4,000,000	3,973,828
5.38%, 02/15/2031	2,500,000	2,627,246
4.13%, 11/30/2031	3,500,000	3,485,166
4.13%, 11/15/2032	8,500,000	8,435,088
4.50%, 11/15/2033	3,000,000	3,034,395
4.00%, 02/15/2034	3,000,000	2,935,957
4.25%, 11/15/2034	5,000,000	4,959,277
TOTAL U.S. TREASURY SECURITIES (Cost $34,992,161)		34,650,224

The accompanying notes are an integral part of these financial statements.

8

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT SPONSORED ENTITIES - 6.1%
Federal Home Loan Banks
3.00%, 10/28/2026 (Callable 07/28/2026)(a)	$3,000,000	$2,990,813
3.00%, 01/25/2027 (Callable 07/25/2026)(a)	2,500,000	2,496,638
4.50%, 09/29/2027	1,750,000	1,758,406
2.00%, 11/16/2028 (Callable 08/16/2026)(a)	3,000,000	2,906,845
2.82%, 06/27/2029 (Callable 07/08/2026)	4,000,000	3,849,589
2.25%, 12/15/2033 (Callable 09/15/2026)(a)	2,500,000	2,292,932
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $16,730,745)		16,295,223
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(b)	761,493	761,493
TOTAL MONEY MARKET FUNDS (Cost $761,493)		761,493
TOTAL INVESTMENTS - 98.9% (Cost $266,080,149)		$265,432,253
Other Assets in Excess of Liabilities - 1.1%		2,937,107
TOTAL NET ASSETS - 100.0%		$268,369,360

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.3%
Australia - 2.2%
Capital Markets - 2.2%
Macquarie Group Ltd.	13,053	$2,269,180
Canada - 8.9%
Banks - 2.6%
Royal Bank of Canada	12,857	2,662,326
Ground Transportation - 2.3%
Canadian Pacific Kansas City Ltd.	27,159	2,354,642
Oil, Gas & Consumable Fuels - 4.0%
Cameco Corp.	20,960	2,136,420
Canadian Natural Resources Ltd.	46,838	1,853,374
		3,989,794
Total Canada		9,006,762
Finland - 2.0%
Banks - 2.0%
Nordea Bank Abp	105,105	1,992,062
France - 13.4%
Aerospace & Defense - 2.1%
Safran SA	5,538	2,182,413
Chemicals - 2.3%
Air Liquide SA	11,662	2,309,382
Commercial Services & Supplies - 2.1%
Elis SA	70,147	2,172,942
Electrical Equipment - 2.2%
Schneider Electric SA	6,742	2,206,149
IT Services - 0.7%
Capgemini SE	6,766	679,254
Personal Care Products - 2.3%
L’Oreal SA	5,306	2,325,913
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	3,183	1,760,385
Total France		13,636,438
Germany - 12.1%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom AG	62,445	1,702,513
Insurance - 2.2%
Allianz SE	4,709	2,228,988
Semiconductors & Semiconductor Equipment - 3.2%
Infineon Technologies AG	34,892	3,286,883

	Shares	Value
Software - 2.7%
Nemetschek SE	16,870	$1,027,062
SAP SE	10,966	1,690,383
		2,717,445
Textiles, Apparel & Luxury Goods - 2.3%
Adidas AG	11,129	2,283,992
Total Germany		12,219,821
Ireland - 1.6%
Construction Materials - 1.6%
CRH PLC	15,479	1,656,253
Italy - 1.4%
Pharmaceuticals - 1.4%
Recordati Industria Chimica e Farmaceutica SpA	24,501	1,436,219
Japan - 4.4%
Chemicals - 2.2%
Shin-Etsu Chemical Co. Ltd.	52,178	2,274,413
Insurance - 2.2%
Tokio Marine Holdings, Inc.	49,983	2,197,693
Total Japan		4,472,106
Netherlands - 8.1%
Banks - 2.4%
ING Groep NV	78,413	2,474,182
Capital Markets - 2.0%
Euronext NV(a)	12,580	2,012,179
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV	1,907	3,776,182
Total Netherlands		8,262,543
Norway - 1.8%
Diversified Telecommunication Services - 1.8%
Telenor ASA	126,310	1,809,442
Spain - 1.5%
Machinery - 1.5%
Fluidra SA	65,537	1,483,099
Sweden - 2.0%
Financial Services - 2.0%
Investor AB(b)	47,758	1,984,399
Switzerland - 11.1%
Beverages - 2.3%
Coca-Cola HBC AG	36,241	2,362,406
Capital Markets - 2.1%
Julius Baer Group Ltd.	25,092	2,167,948

The accompanying notes are an integral part of these financial statements.

10

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 2.6%
ABB Ltd.	23,792	$2,588,078
Health Care Equipment & Supplies - 1.8%
Alcon AG	26,737	1,802,874
Life Sciences Tools & Services - 2.3%
Lonza Group AG	3,468	2,339,528
Total Switzerland		11,260,834
United Kingdom - 20.8%
Aerospace & Defense - 1.8%
BAE Systems PLC	72,899	1,786,514
Banks - 2.3%
Barclays PLC	355,842	2,384,504
Electronic Equipment, Instruments & Components - 2.2%
Halma PLC	43,286	2,262,495
Hotels, Restaurants & Leisure - 4.6%
Compass Group PLC	66,345	2,143,564
InterContinental Hotels Group PLC	14,574	2,505,017
		4,648,581
Oil, Gas & Consumable Fuels - 1.9%
Shell PLC	49,698	1,931,020
Personal Care Products - 1.7%
Unilever PLC	28,541	1,714,394
Pharmaceuticals - 4.1%
AstraZeneca PLC	11,421	2,132,356
Haleon PLC	438,034	2,018,530
		4,150,886
Trading Companies & Distributors - 2.2%
Diploma PLC	23,307	2,203,039
Total United Kingdom		21,081,433
TOTAL COMMON STOCKS (Cost $64,283,417)		92,570,591

	Shares	Value
PREFERRED STOCKS - 2.0%
Germany - 2.0%
Life Sciences Tools & Services - 2.0%
Sartorius AG, 0.00%	7,719	$2,025,063
TOTAL PREFERRED STOCKS (Cost $2,002,006)		2,025,063
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.5%
Fidelity Government Portfolio - Institutional Class, 3.53%(c)	571,685	571,685
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(c)	3,017,120	3,017,120
MSILF Government Portfolio - Institutional Class, 3.56%(c)	3,017,120	3,017,120
TOTAL MONEY MARKET FUNDS (Cost $6,605,925)		6,605,925
TOTAL INVESTMENTS - 99.8% (Cost $72,891,348)		$101,201,579
Other Assets in Excess of Liabilities - 0.2%		251,774
TOTAL NET ASSETS - 100.0%		$101,453,353

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $2,012,179 or 2.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

LKCM Small Cap Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 2.9%
Karman Holdings, Inc.(a)	60,000	$2,995,200
Mercury Systems, Inc.(a)	60,778	7,434,973
		10,430,173
Banks - 6.5%
Cullen/Frost Bankers, Inc.	29,615	4,576,110
First Financial Bankshares, Inc.	134,887	4,667,090
Glacier Bancorp, Inc.	85,496	4,409,884
Hilltop Holdings, Inc.	72,049	2,794,060
Home BancShares, Inc.	162,789	4,647,626
Webster Financial Corp.	34,268	2,618,760
		23,713,530
Beverages - 3.9%
Primo Brands Corp.	246,108	6,014,880
Vita Coco Co., Inc.(a)	121,260	8,020,136
		14,035,016
Biotechnology - 1.3%
Halozyme Therapeutics, Inc.(a)	60,000	4,696,200
Broadline Retail - 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	48,078	3,696,237
Building Products - 3.0%
AAON, Inc.	48,412	6,141,546
CSW Industrials, Inc.	17,432	4,851,326
		10,992,872
Capital Markets - 1.7%
Donnelley Financial Solutions, Inc.(a)	38,231	1,603,790
Miami International Holdings, Inc.(a)	33,562	1,247,164
Piper Sandler Cos.	46,887	3,391,806
		6,242,760
Chemicals - 1.8%
Hawkins, Inc.	29,362	4,172,340
Perimeter Solutions, Inc.(a)	64,303	2,292,402
		6,464,742
Commercial Services & Supplies - 2.5%
Brink’s Co.	31,378	2,964,907
Casella Waste Systems, Inc. - Class A(a)	62,417	6,052,577
		9,017,484
Communications Equipment - 4.3%
Ciena Corporation(a)	15,705	7,704,245
Lumentum Holdings, Inc.(a)	9,036	7,753,430
		15,457,675
Construction Materials - 0.9%
Eagle Materials, Inc.	14,319	3,221,775
Consumer Finance - 1.7%
FirstCash Holdings, Inc.	29,091	6,292,965

	Shares	Value
Diversified Consumer Services - 1.4%
OneSpaWorld Holdings Ltd.	178,789	$5,049,001
Electrical Equipment - 1.3%
Generac Holdings, Inc.(a)	16,020	4,690,816
Electronic Equipment, Instruments & Components - 2.8%
Rogers Corp.(a)	61,450	10,061,208
Energy Equipment & Services - 3.3%
Archrock, Inc.	173,006	7,043,074
WaterBridge Infrastructure LLC - Class A	143,392	4,914,044
		11,957,118
Financial Services - 0.6%
NCR Atleos Corp.(a)	53,199	2,309,369
Food Products - 0.7%
Utz Brands, Inc.	326,524	2,514,235
Health Care Equipment & Supplies - 1.8%
Alphatec Holdings, Inc.(a)	317,451	2,745,951
Merit Medical Systems, Inc.(a)	55,031	3,815,850
		6,561,801
Health Care Providers & Services - 3.3%
Addus HomeCare Corp.(a)	30,146	3,028,768
Ensign Group, Inc.	30,289	4,855,327
HealthEquity, Inc.(a)	44,387	4,009,034
		11,893,129
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.(a)	16,273	2,733,864
Wingstop, Inc.	15,616	2,707,971
		5,441,835
Insurance - 1.3%
Palomar Holdings, Inc.(a)	36,545	4,618,922
Leisure Products - 1.0%
Mattel, Inc.(a)	258,330	3,585,620
Life Sciences Tools & Services - 5.0%
Avantor, Inc.(a)	489,577	4,846,812
Charles River Laboratories International, Inc.(a)	30,122	6,831,369
Medpace Holdings, Inc.(a)	12,487	6,612,990
		18,291,171
Machinery - 9.2%
Alamo Group, Inc.	24,072	3,959,603
CECO Environmental Corp.(a)	80,696	7,322,355
ESAB Corp.	48,898	4,822,810
Helios Technologies, Inc.	46,219	4,125,046
ITT, Inc.	31,035	6,137,482
Watts Water Technologies, Inc. - Class A	18,354	7,184,673
		33,551,969

The accompanying notes are an integral part of these financial statements.

12

LKCM Small Cap Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 2.9%
Magnite, Inc.(a)	350,044	$6,643,835
Nexstar Media Group, Inc. - Class A	21,672	3,870,403
		10,514,238
Metals & Mining - 2.2%
Materion Corp.	27,110	8,062,243
Oil, Gas & Consumable Fuels - 3.8%
Golar LNG Ltd.	53,953	2,689,017
Gulfport Energy Corp.(a)	20,708	3,514,147
Magnolia Oil & Gas Corp. - Class A	113,789	2,910,723
Permian Resources Corp.	259,882	4,784,428
		13,898,315
Pharmaceuticals - 1.0%
Prestige Consumer Healthcare, Inc.(a)	80,688	3,814,122
Professional Services - 1.6%
Planet Labs PBC(a)	174,764	5,789,931
Real Estate Management & Development - 1.1%
FirstService Corp.	27,134	3,856,013
Semiconductors & Semiconductor Equipment - 2.6%
Tower Semiconductor Ltd.(a)	36,243	9,446,375
Software - 4.0%
Braze, Inc. - Class A(a)	179,766	3,899,125
Cellebrite DI Ltd.(a)	300,620	4,389,052
Q2 Holdings, Inc.(a)	64,205	3,088,260
Workiva Inc.(a)	61,103	2,964,107
		14,340,544
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	99,818	4,704,422
Arhaus, Inc.	275,644	2,320,922
Warby Parker, Inc. - Class A(a)	191,061	5,796,791
		12,822,135
Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd.(a)	187,648	3,484,623
Crocs, Inc.(a)	41,154	4,964,819
		8,449,442
Tobacco - 1.4%
Turning Point Brands, Inc.	58,053	4,923,475
Trading Companies & Distributors - 1.9%
Herc Holdings, Inc.	29,424	4,217,636
SiteOne Landscape Supply, Inc.(a)	23,438	2,681,542
		6,899,178
TOTAL COMMON STOCKS (Cost $224,832,029)		337,603,634

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.2%
Fidelity Government Portfolio - Institutional Class, 3.53%(b)	4,353,336	$4,353,336
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(b)	10,811,217	10,811,217
MSILF Government Portfolio - Institutional Class, 3.56%(b)	10,811,217	10,811,217
TOTAL MONEY MARKET FUNDS (Cost $25,975,770)		25,975,770
TOTAL INVESTMENTS - 100.2% (Cost $250,807,799)		$363,579,404
Liabilities in Excess of Other Assets - (0.2)%		(650,082)
TOTAL NET ASSETS - 100.0%		$362,929,322

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

13

LKCM Small-Mid Cap Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 10.2%
BWX Technologies, Inc.	5,929	$1,154,080
FTAI Aviation Ltd.	6,701	1,812,821
Karman Holdings, Inc.(a)	9,467	472,593
Mercury Systems, Inc.(a)	10,690	1,307,708
		4,747,202
Banks - 4.7%
Coastal Financial Corp.(a)	5,004	387,860
Columbia Banking System, Inc.	15,603	500,076
Home BancShares, Inc.	15,820	451,661
UMB Financial Corp.	6,087	868,980
		2,208,577
Biotechnology - 3.2%
Natera, Inc.(a)	5,422	1,471,802
Building Products - 1.8%
CSW Industrials, Inc.	3,043	846,867
Capital Markets - 4.6%
Houlihan Lokey, Inc.	3,608	483,941
LPL Financial Holdings, Inc.	3,074	865,884
SEI Investments Co.	8,821	773,690
		2,123,515
Chemicals - 2.2%
Perimeter Solutions, Inc.(a)	28,735	1,024,403
Commercial Services & Supplies - 2.7%
Brink’s Co.	5,197	491,065
Casella Waste Systems, Inc. - Class A(a)	7,684	745,117
		1,236,182
Construction & Engineering - 1.4%
Primoris Services Corp.	6,399	634,269
Construction Materials - 1.5%
Eagle Materials, Inc.	3,101	697,725
Consumer Finance - 3.0%
FirstCash Holdings, Inc.	6,515	1,409,325
Education Services - 1.1%
Universal Technical Institute, Inc.(a)	11,731	501,735
Electronic Equipment, Instruments & Components - 1.6%
Rogers Corp.(a)	4,469	731,709
Financial Services - 4.6%
Corpay, Inc.(a)	2,726	908,494
NCR Atleos Corp.(a)	28,786	1,249,600
		2,158,094
Ground Transportation - 1.5%
Saia, Inc.(a)	1,679	707,128

	Shares	Value
Health Care Equipment & Supplies - 0.8%
Merit Medical Systems, Inc.(a)	5,131	$355,784
Health Care Providers & Services - 7.3%
BrightSpring Health Services, Inc.(a)	36,893	2,572,918
Ensign Group, Inc.	5,143	824,423
		3,397,341
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.(a)	2,714	455,952
Wingstop, Inc.	2,776	481,386
Wynn Resorts Ltd.	3,102	301,173
		1,238,511
Independent Power and Renewable Electricity Producers - 2.5%
Talen Energy Corp.(a)	3,022	1,161,234
Insurance - 1.3%
Palomar Holdings, Inc.(a)	4,949	625,504
IT Services - 1.9%
Twilio, Inc. - Class A(a)	4,234	873,601
Life Sciences Tools & Services - 2.2%
Medpace Holdings, Inc.(a)	1,893	1,002,514
Machinery - 6.1%
ITT, Inc.	4,712	931,845
SPX Technologies, Inc.(a)	4,889	1,198,636
Timken Co.	4,774	693,758
		2,824,239
Media - 0.7%
Nexstar Media Group, Inc. - Class A	1,877	335,213
Metals & Mining - 5.3%
Materion Corp.	5,060	1,504,793
Reliance, Inc.	2,544	950,439
		2,455,232
Oil, Gas & Consumable Fuels - 4.9%
Expand Energy Corp.	7,220	658,392
Golar LNG Ltd.	15,774	786,176
Permian Resources Corp.	45,711	841,540
		2,286,108
Professional Services - 1.9%
Planet Labs PBC(a)	27,138	899,082
Real Estate Management & Development - 1.9%
FirstService Corp.	3,077	437,272
Jones Lang LaSalle, Inc.(a)	1,389	430,521
		867,793
Semiconductors & Semiconductor Equipment - 3.3%
Tower Semiconductor Ltd.(a)	5,815	1,515,622

The accompanying notes are an integral part of these financial statements.

14

LKCM Small-Mid Cap Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 3.7%
Cellebrite DI Ltd.(a)	30,742	$448,833
Q2 Holdings, Inc.(a)	14,676	705,916
Trimble, Inc.(a)	11,224	574,444
		1,729,193
Specialty Retail - 1.9%
Warby Parker, Inc. - Class A(a)	29,180	885,321
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd.(a)	28,163	522,987
On Holding AG - Class A(a)	13,603	481,818
		1,004,805
Tobacco - 1.2%
Turning Point Brands, Inc.	6,361	539,476
Trading Companies & Distributors - 1.2%
Herc Holdings, Inc.	3,992	572,213
TOTAL COMMON STOCKS (Cost $33,297,186)		45,067,319
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.6%
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(b)	1,369,854	1,369,854
MSILF Government Portfolio - Institutional Class, 3.56%(b)	284,460	284,460
TOTAL MONEY MARKET FUNDS (Cost $1,654,314)		1,654,314
TOTAL INVESTMENTS - 100.7% (Cost $34,951,500)		$46,721,633
Liabilities in Excess of Other Assets - (0.7)%		(313,577)
TOTAL NET ASSETS - 100.0%		$46,408,056

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

LKCM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
ASSETS:
Investments, at value	$105,632,831	$499,380,705	$265,432,253	$101,201,579	$363,579,404	$46,721,633
Interest receivable	403,580	—	3,342,567	—	—	—
Dividends receivable	47,555	192,763	10,063	86,538	177,591	13,395
Dividend tax reclaims receivable	5,305	22,785	—	338,143	2,102	94
Receivable for fund shares sold	361	349,985	—	—	5,110	—
Foreign currency, at value	—	—	—	61,132	—	—
Prepaid expenses and other assets	15,561	50,916	28,948	31,445	47,698	16,007
Total assets	106,105,193	499,997,154	268,813,831	101,718,837	363,811,905	46,751,129
LIABILITIES:
Payable for investments purchased	805,952	—	—	—	—	223,474
Payable to Adviser	123,576	696,668	160,608	170,966	650,780	62,594
Payable for fund administration and accounting fees	66,216	238,911	153,379	56,384	143,827	36,517
Payable for fund shares redeemed	32,189	6,121	19,615	—	2,375	—
Payable for expenses and other liabilities	17,178	77,670	43,799	10,417	39,900	4,766
Payable for audit fees	14,331	29,629	21,380	11,080	20,313	9,933
Payable for transfer agent fees and expenses	11,556	28,539	13,133	4,918	6,505	4,204
Distributions payable	62	—	—	—	—	—
Payable for distribution fees	34	118	74	—	35	9
Payable for expenses and other liabilities	12,085	50,637	32,483	11,719	18,848	1,576
Total liabilities	1,083,179	1,128,293	444,471	265,484	882,583	343,073
NET ASSETS	$ 105,022,014	$498,868,861	$268,369,360	$101,453,353	$362,929,322	$ 46,408,056
Net Assets Consist of:
Paid-in capital	$62,813,285	$187,327,332	$274,044,562	$74,962,486	$228,421,467	$33,099,888
Total distributable earnings/(accumulated losses)	42,208,729	311,541,529	(5,675,202)	26,490,867	134,507,855	13,308,168
Total net assets	$ 105,022,014	$498,868,861	$268,369,360	$101,453,353	$362,929,322	$ 46,408,056
Net assets	$105,022,014	$498,868,861	$268,369,360	$101,453,353	$362,929,322	$46,408,056
Shares issued and outstanding (unlimited shares authorized without par value)	3,730,336	12,696,685	25,569,798	5,859,315	14,993,818	3,776,169
Net asset value per share	$28.15	$39.29	$10.50	$17.31	$24.21	$12.29
Cost:
Investments, at cost	$65,254,826	$214,813,158	$266,080,149	$72,891,348	$250,807,799	$34,951,500
Foreign currency, at cost	$—	$—	$—	$61,203	$—	$—

The accompanying notes are an integral part of these financial statements.

16

LKCM FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
INVESTMENT INCOME:
Dividend income	$539,589	$2,678,988	$58,763	$1,576,781	$1,019,225	$89,553
Less: dividend withholding taxes	(1,706)	(15,889)	—	(163,011)	(4,651)	(393)
Interest income	671,437	—	5,839,831	—	3	—
Total investment income	1,209,320	2,663,099	5,898,594	1,413,770	1,014,577	89,160
EXPENSES:
Investment advisory fee	343,325	1,769,929	686,720	409,767	1,279,732	164,883
Fund administration and accounting fees	96,609	337,855	212,726	82,947	221,734	54,271
Transfer agent fees	32,550	93,202	49,280	23,700	58,712	18,448
Trustees’ fees	13,947	63,267	34,631	8,484	36,320	4,922
Federal and state registration fees	9,459	17,343	8,674	8,110	16,343	9,839
Audit fees	7,949	35,548	19,260	5,995	23,576	3,797
Custodian fees	6,080	26,528	14,210	13,772	15,856	2,926
Legal fees	5,758	24,915	14,302	3,333	14,217	2,020
Reports to shareholders	2,648	5,178	3,429	1,946	4,039	1,793
Distribution expenses	139	660	357	91	406	55
Other expenses and fees	14,244	67,457	35,935	9,812	45,874	6,443
Total expenses	532,708	2,441,882	1,079,524	567,957	1,716,809	269,397
Fee waiver from Adviser	(110,154)	(419,106)	(392,804)	(112,653)	(13,095)	(49,554)
Net expenses	422,554	2,022,776	686,720	455,304	1,703,714	219,843
Net investment income/(loss)	786,766	640,323	5,211,874	958,466	(689,137)	(130,683)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,857,183	26,283,316	6,351	928,461	20,047,197	1,594,579
Foreign currency transactions	—	—	—	(19,803)	—	—
Net realized gain (loss)	1,857,183	26,283,316	6,351	908,658	20,047,197	1,594,579
Net change in unrealized appreciation (depreciation) on:
Investments	(2,039,791)	(4,749,312)	(3,874,750)	5,795,142	15,491,917	2,051,920
Foreign currency translation	(21)	(90)	—	(9,323)	—	—
Net change in unrealized appreciation (depreciation)	(2,039,812)	(4,749,402)	(3,874,750)	5,785,819	15,491,917	2,051,920
Net realized and unrealized gain (loss)	(182,629)	21,533,914	(3,868,399)	6,694,477	35,539,114	3,646,499
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$604,137	$22,174,237	$1,343,475	$7,652,943	$34,849,977	$3,515,816

The accompanying notes are an integral part of these financial statements.

17

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Balanced Fund		LKCM Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$786,766	$1,597,375	$640,323	$2,519,453
Net realized gain (loss)	1,857,183	4,876,761	26,283,316	22,038,163
Net change in unrealized appreciation (depreciation)	(2,039,812)	2,774,752	(4,749,402)	25,812,417
Net increase (decrease) in net assets from operations	604,137	9,248,888	22,174,237	50,370,033
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(786,807)	(6,351,095)	—	(39,172,694)
Total distributions to shareholders	(786,807)	(6,351,095)	—	(39,172,694)
CAPITAL TRANSACTIONS:
Shares sold	1,365,997	2,724,113	12,048,144	14,724,349
Shares issued from reinvestment of distributions	759,991	6,150,006	—	37,173,433
Shares redeemed	(6,064,006)	(17,551,981)	(41,914,138)	(65,017,919)
Redemption fees	—	1	2	255
Net increase (decrease) in net assets from capital transactions	(3,938,018)	(8,677,861)	(29,865,992)	(13,119,882)
Net increase (decrease) in net assets	(4,120,688)	(5,780,068)	(7,691,755)	(1,922,543)
NET ASSETS:
Beginning of the period	109,142,702	114,922,770	506,560,616	508,483,159
End of the period	$ 105,022,014	$109,142,702	$498,868,861	$506,560,616
SHARES TRANSACTIONS
Shares sold	48,146	98,004	309,518	390,682
Shares issued from reinvestment of distributions	27,443	216,727	—	980,829
Shares redeemed	(213,419)	(612,550)	(1,082,684)	(1,687,672)
Total increase (decrease) in shares outstanding	(137,830)	(297,819)	(773,166)	(316,161)

The accompanying notes are an integral part of these financial statements.

18

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LKCM Fixed Income Fund		LKCM International Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$5,211,874	$9,937,103	$958,466	$827,082
Net realized gain (loss)	6,351	(800,344)	908,658	(1,353,930)
Net change in unrealized appreciation (depreciation)	(3,874,750)	8,743,793	5,785,819	13,807,093
Net increase (decrease) in net assets from operations	1,343,475	17,880,552	7,652,943	13,280,245
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,441,673)	(10,027,300)	—	(964,153)
Total distributions to shareholders	(5,441,673)	(10,027,300)	—	(964,153)
CAPITAL TRANSACTIONS:
Shares sold	12,696,907	11,190,097	20,481,668	2,911,436
Shares issued from reinvestment of distributions	4,960,997	9,096,610	—	752,341
Shares redeemed	(27,360,640)	(23,092,041)	(624,053)	(2,365,980)
Redemption fees	—	—	48	—
Net increase (decrease) in net assets from capital transactions	(9,702,736)	(2,805,334)	19,857,663	1,297,797
Net increase (decrease) in net assets	(13,800,934)	5,047,918	27,510,606	13,613,889
NET ASSETS:
Beginning of the period	282,170,294	277,122,376	73,942,747	60,328,858
End of the period	$ 268,369,360	$282,170,294	$101,453,353	$73,942,747
SHARES TRANSACTIONS
Shares sold	1,195,401	1,061,488	1,208,158	197,653
Shares issued from reinvestment of distributions	472,026	860,577	—	47,556
Shares redeemed	(2,577,066)	(2,191,775)	(37,580)	(159,328)
Total increase (decrease) in shares outstanding	(909,639)	(269,710)	1,170,578	85,881

The accompanying notes are an integral part of these financial statements.

19

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LKCM Small Cap Equity Fund		LKCM Small-Mid Cap Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(689,137)	$(534,431)	$(130,683)	$(36,410)
Net realized gain (loss)	20,047,197	30,430,525	1,594,579	2,975,660
Net change in unrealized appreciation (depreciation)	15,491,917	7,747,193	2,051,920	(788,692)
Net increase (decrease) in net assets from operations	34,849,977	37,643,287	3,515,816	2,150,558
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	127	(27,077,696)	—	(2,610,718)
Total distributions to shareholders	127	(27,077,696)	—	(2,610,718)
CAPITAL TRANSACTIONS:
Shares sold	15,303,095	26,931,254	1,659,874	4,540,045
Shares issued from reinvestment of distributions	(127)	24,785,094	—	2,173,516
Shares redeemed	(12,711,654)	(19,808,088)	(1,893,890)	(2,147,016)
Redemption fees	—	23	—	—
Net increase (decrease) in net assets from capital transactions	2,591,314	31,908,283	(234,016)	4,566,545
Net increase (decrease) in net assets	37,441,418	42,473,874	3,281,800	4,106,385
NET ASSETS:
Beginning of the period	325,487,904	283,014,030	43,126,256	39,019,871
End of the period	$ 362,929,322	$325,487,904	$46,408,056	$43,126,256
SHARES TRANSACTIONS
Shares sold	677,026	1,248,240	141,825	396,748
Shares issued from reinvestment of distributions	(6)	1,120,990	—	189,167
Shares redeemed	(559,788)	(949,610)	(165,335)	(192,434)
Total increase (decrease) in shares outstanding	117,232	1,419,620	(23,510)	393,481

The accompanying notes are an integral part of these financial statements.

20

LKCM Balanced Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.22	$27.59	$26.00	$24.29	$29.21	$26.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.40	0.33	0.28	0.26	0.20
Net realized and unrealized gain (loss) on investments(b)	(0.07)	1.93	2.53	2.34	(4.30)	3.54
Total from investment operations	0.14	2.33	2.86	2.62	(4.04)	3.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.42)	(0.33)	(0.29)	(0.27)	(0.20)
Net realized gains	—	(1.28)	(0.94)	(0.62)	(0.61)	(1.09)
Total distributions	(0.21)	(1.70)	(1.27)	(0.91)	(0.88)	(1.29)
Redemption fee per share	—	—	0.00(c)	0.00(c)	0.00(c)	—
Net asset value, end of period	$28.15	$28.22	$27.59	$26.00	$24.29	$29.21
Total return(d)	0.51%	8.44%	10.99%	10.84%	−13.84%	14.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$105,022	$109,143	$114,923	$113,667	$108,746	$144,901
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.01%	1.02%	1.02%	1.04%	0.99%	0.96%
After expense waiver/recoupment(e)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(e)	1.49%	1.42%	1.20%	1.11%	1.01%	0.69%
Portfolio turnover rate(d)	2%	6%	15%	11%	13%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

21

LKCM Equity Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$37.61	$36.88	$34.41	$30.99	$38.69	$33.74
INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.19	0.19	0.30	0.31	0.16
Net realized and unrealized gain (loss) on investments(b)	1.63	3.66	4.79	3.62	(6.31)	7.43
Total from investment operations	1.68	3.85	4.98	3.92	(6.00)	7.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	(0.19)	(0.31)	(0.30)	(0.17)
Net realized gains	—	(2.91)	(2.32)	(0.19)	(1.40)	(2.47)
Total distributions	—	(3.12)	(2.51)	(0.50)	(1.70)	(2.64)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	—
Net asset value, end of period	$39.29	$37.61	$36.88	$34.41	$30.99	$38.69
Total return(d)	4.47%	10.36%	14.44%	12.65%	−15.44%	22.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$498,869	$506,561	$508,483	$494,677	$460,642	$542,696
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.97%	0.99%	0.98%	1.00%	0.97%	0.96%
After expense waiver/recoupment(e)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(e)	0.25%	0.50%	0.52%	0.93%	0.91%	0.43%
Portfolio turnover rate(d)	3%	9%	9%	10%	11%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

22

LKCM Fixed Income Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.66	$10.36	$10.36	$10.10	$10.87	$11.19
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.38	0.31	0.24	0.16	0.15
Net realized and unrealized gain (loss) on investments(b)	(0.15)	0.30	—	0.26	(0.77)	(0.32)
Total from investment operations	0.05	0.68	0.31	0.50	(0.61)	(0.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.38)	(0.31)	(0.24)	(0.15)	(0.15)
Net realized gains	—	—	—	—	(0.01)	(0.00)(c)
Total distributions	(0.21)	(0.38)	(0.31)	(0.24)	(0.16)	(0.15)
Redemption fee per share	—	—	—	0.00(c)	—	—
Net asset value, end of period	$10.50	$10.66	$10.36	$10.36	$10.10	$10.87
Total return(d)	0.50%	6.66%	3.06%	4.98%	−5.63%	−1.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$268,369	$282,170	$277,122	$286,492	$275,387	$295,745
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.79%	0.81%	0.81%	0.81%	0.79%	0.78%
After expense waiver/recoupment(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	3.79%	3.55%	3.01%	2.33%	1.54%	1.33%
Portfolio turnover rate(d)	8%	34%	25%	23%	21%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

23

LKCM International Equity Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$15.77	$13.11	$12.68	$11.08	$14.50	$12.44
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.18	0.18	0.19	0.45	0.10
Net realized and unrealized gain (loss) on investments(b)	1.37	2.69	0.43	1.59	(3.42)	2.14
Total from investment operations	1.54	2.87	0.61	1.78	(2.97)	2.24
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	(0.18)	(0.18)	(0.30)	(0.08)
Net realized gains	—	—	—	—	(0.15)	(0.10)
Total distributions	—	(0.21)	(0.18)	(0.18)	(0.45)	(0.18)
Redemption fee per share	0.00(c)	—	—	—	—	—
Net asset value, end of period	$17.31	$15.77	$13.11	$12.68	$11.08	$14.50
Total return(d)	9.77%	21.87%	4.83%	16.09%	-20.51%	18.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,453	$73,943	$60,329	$60,245	$45,009	$55,504
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.25%	1.36%	1.38%	1.41%	1.45%	1.40%
After expense waiver/recoupment(e)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	2.11%	1.21%	1.36%	1.58%	3.80%	0.69%
Portfolio turnover rate(d)	6%	21%	17%	11%	26%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

24

LKCM Small Cap Equity Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.88	$21.03	$19.53	$16.37	$21.54	$21.77
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.04)	—	(0.01)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments(b)	2.38	2.85	3.03	3.71	(4.73)	3.23
Total from investment operations	2.33	2.81	3.03	3.70	(4.77)	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	0.00(c)	—	—	—	—
Net realized gains	—	(1.96)	(1.53)	(0.54)	(0.40)	(3.38)
Total distributions	—	(1.96)	(1.53)	(0.54)	(0.40)	(3.38)
Redemption fee per share	—	0.00(c)	0.00(c)	—	—	—
Net asset value, end of period	$24.21	$21.88	$21.03	$19.53	$16.37	$21.54
Total return(d)	10.65%	13.29%	15.45%	22.57%	−22.11%	14.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$362,929	$325,488	$283,014	$231,550	$170,039	$229,199
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.01%	1.05%	1.06%	1.07%	1.07%	1.03%
After expense waiver/recoupment(e)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%	(0.18)%	0.01%	(0.08)%	(0.23)%	(0.32)%
Portfolio turnover rate(d)	23%	40%	29%	28%	42%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

25

LKCM Small-Mid Cap Equity Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.35	$11.46	$9.91	$7.88	$10.97	$11.15
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)	(0.01)	(0.02)	—	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments(b)	0.97	0.62	1.57	2.03	(2.43)	1.77
Total from investment operations	0.94	0.61	1.55	2.03	(2.44)	1.71
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.72)	—	—	(0.65)	(1.89)
Total distributions	—	(0.72)	—	—	(0.65)	(1.89)
Redemption fee per share	—	—	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$12.29	$11.35	$11.46	$9.91	$7.88	$10.97
Total return(d)	8.28%	5.28%	15.64%	25.76%	−22.12%	15.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,408	$43,126	$39,020	$28,494	$15,234	$14,355
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.23%	1.31%	1.40%	1.74%	1.80%	1.74%
After expense waiver/recoupment(e)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	(0.59)%	(0.09)%	(0.15)%	(0.03)%	(0.11)%	(0.49)%
Portfolio turnover rate(d)	35%	44%	31%	32%	50%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

26

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of June 30, 2026, six of which are presented herein and include the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Equity Fund (collectively, the “Funds”). The assets of the Funds are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (LKCM Small Cap Equity Fund), January 3, 1996 (LKCM Equity Fund), December 30, 1997 (LKCM Balanced Fund and LKCM Fixed Income Fund), May 2, 2011 (LKCM Small-Mid Cap Equity Fund) and May 1, 2019 (LKCM International Equity Fund). Each Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by a Fund in its discretion.
The LKCM Small Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those with market capitalizations at the time of investment between $0.8 billion and $7 billion) which Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Small-Mid Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies (those with market capitalizations at the time of investment between $2 billion and $20 billion) which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation and/or companies that the Adviser believes have attractive relative valuations. The LKCM Balanced Fund seeks current income and long-term capital appreciation by investing primarily in a portfolio of equity and fixed income securities with at least 25% of the Fund’s total assets invested in fixed income securities under normal circumstances. The LKCM Fixed Income Fund seeks current income by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The LKCM International Equity Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of non-U.S. companies and invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value

27

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Funds’ investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities. For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the time the Fund calculates its net asset value, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

28

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2026, the Funds’ assets carried at fair value were classified as follows:
LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$71,572,734	$—	$—	$71,572,734
Corporate Bonds	—	31,393,619	—	31,393,619
REITs	736,065	—	—	736,065
Short-Term Investment	1,930,413	—	—	1,930,413
Total Investments*	$74,239,212	$31,393,619	$—	$105,632,831

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$490,237,652	$—	$—	$490,237,652
Short-Term Investments	9,143,053	—	—	9,143,053
Total Investments*	$499,380,705	$—	$—	$499,380,705

LKCM Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$213,725,313	$—	$213,725,313
U.S. Government Sponsored Entities	—	16,295,223	—	34,650,224
U.S. Treasury Obligations	—	34,650,224	—	16,295,223
Short-Term Investment	761,493	—	—	761,493
Total Investments*	$761,493	$264,670,760	$—	$265,432,253

LKCM International Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,472,457	$80,098,134	$—	$92,570,591
Preferred Stock	—	2,025,063	—	2,025,063
Short-Term Investments	6,605,925	—	—	6,605,925
Total Investments*	$19,078,382	$82,123,197	$—	$101,201,579

LKCM Small Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$337,603,634	$—	$0	$337,603,634
Short-Term Investments	25,975,770	—	—	25,975,770
Total Investments*	$363,579,404	$—	$0	$363,579,404

29

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
LKCM Small-Mid Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$45,067,319	$—	$—	$45,067,319
Short-Term Investments	1,654,314	—	—	1,654,314
Total Investments*	$46,721,633	$—	$—	$46,721,633

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.
2.
Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and each Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.
Distributions to Shareholders: The LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund and LKCM International Equity Fund generally intend to declare and pay income dividends and distribute net capital gains, if any, at least on an annual basis. The LKCM Balanced Fund and LKCM Fixed Income Fund generally intend to declare and pay income dividends on a quarterly basis and distribute net capital gains, if any, at least on an annual basis.

4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

5.
Expense Allocation: Expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Funds may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial

30

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
Paid-in capital	$173,392	$2,934,334	$—	$—	$459,209	$59,736
Total distributable earnings	(173,392)	(2,934,334)	—	—	(459,209)	(59,736)

10.
Restricted and Illiquid Securities: The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Funds to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Funds reasonably expect cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

11.
Segment Reporting: The Trust’s principal executive officer and principal financial officer act as the chief operating decision maker (CODM). Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

12.
New Accounting Pronouncements: In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds’ financial statements.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Funds under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Funds through May 1, 2027 in order to limit each Fund’s operating expenses to the annual cap rates presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.

31

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For the six months ended June 30, 2026, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
Annual Management Fee Rate	0.65%	0.70%	0.50%	0.90%	0.75%	0.75%
Annual Cap on Expenses	0.80%	0.80%	0.50%	1.00%	1.00%	1.00%
Fees Waived and/or Expenses Reimbursed in 2026	$110,154	$419,106	$392,804	$112,653	$13,095	$49,554

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Trust and serves as accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Funds.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Funds have adopted a Distribution Plan pursuant to Rule 12b—1 under the 1940 Act, under which each Fund may pay an annualized fee of up to 0.75% of its average daily net assets for distribution and other services. Currently, the Board of Trustees has not authorized payments under this plan and, as a result, the Funds currently neither accrue nor pay any fees under the plan.
C. FUND SHARES
At June 30, 2026, there was an unlimited number of shares of beneficial interest, no par value, authorized, for each Fund. The following tables summarize the activity in shares of each Fund:
LKCM Balanced Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	48,146	$1,365,997	98,004	$2,724,113
Shares issued to shareholders in reinvestment of distributions	27,443	759,991	216,727	6,150,006
Shares redeemed	(213,419)	(6,064,006)	(612,550)	(17,551,981)
Redemption fee				1
Net increase (decrease)	(137,830)	$(3,938,018)	(297,819)	$(8,677,861)
Shares Outstanding:
Beginning of period	3,868,166		4,165,985
End of period	3,730,335		3,868,166

32

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
LKCM Equity Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	309,518	$12,048,145	390,682	$14,724,349
Shares issued to shareholders in reinvestment of distributions			980,829	37,173,433
Shares redeemed	(1,082,685)	(41,914,138)	(1,687,672)	(65,017,919)
Redemption fee		1		255
Net increase (decrease)	(773,166)	$(29,865,992)	(316,161)	$(13,119,882)
Shares Outstanding:
Beginning of period	13,469,851		13,786,012
End of period	12,696,684		13,469,851

LKCM Fixed Income Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	1,195,401	$12,696,987	1,061,488	$11,190,097
Shares issued to shareholders in reinvestment of distributions	472,026	4,960,997	860,577	9,096,610
Shares redeemed	(2,577,066)	(27,360,640)	(2,191,775)	(23,092,041)
Redemption fee		—		—
Net increase (decrease)	(909,639)	$(9,702,737)	(269,710)	$(2,805,334)
Shares Outstanding:
Beginning of period	26,479,437		26,749,147
End of period	25,569,798		26,479,437

LKCM International Equity Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	1,208,158	$20,481,668	197,653	$2,911,436
Shares issued to shareholders in reinvestment of distributions			47,556	752,341
Shares redeemed	(37,580)	(624,053)	(159,328)	(2,365,980)
Redemption fee		48		—
Net increase (decrease)	1,170,578	$19,857,663	85,881	$1,297,797
Shares Outstanding:
Beginning of period	4,688,737		4,602,856
End of period	5,859,315		4,688,737

33

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
LKCM Small Cap Equity Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	677,026	$15,303,094	1,248,240	$26,931,254
Shares issued to shareholders in reinvestment of distributions	(6)	(127)	1,120,990	24,785,094
Shares redeemed	(599,788)	(12,711,653)	(949,610)	(19,808,088)
Redemption fee				23
Net increase (decrease)	117,232	$2,591,314	1,419,620	$31,908,283
Shares Outstanding:
Beginning of period	14,876,586		13,456,966
End of period	14,993,818		14,876,586

LKCM Small-Mid Cap Equity Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	141,826	$1,659,874	396,748	$4,540,045
Shares issued to shareholders in reinvestment of distributions			189,167	2,173,516
Shares redeemed	(165,335)	(1,893,890)	(192,434)	(2,147,016)
Redemption fee		—		—
Other		—		—
Net increase (decrease)	(23,509)	$(234,016)	393,481	$4,566,545
Shares Outstanding:
Beginning of period	3,799,679		3,406,198
End of period	3,776,170		3,799,679

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
LKCM Balanced Fund	$—	$1,921,133	$—	$6,289,306
LKCM Equity Fund	—	16,189,927	—	54,526,674
LKCM Fixed Income Fund	9,013,746	11,946,252	17,575,000	11,501,330
LKCM International Equity Fund	—	22,561,231	—	4,935,988
LKCM Small Cap Equity Fund	—	75,669,595	—	94,088,329
LKCM Small-Mid Cap Equity Fund	—	15,087,928	—	15,809,735

34

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
E. TAX INFORMATION
At December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
Tax cost	$66,504,707	$222,299,309	$275,819,837	$51,182,448	$228,657,844	$33,475,969
Gross unrealized appreciation	43,254,350	290,170,802	4,343,055	23,272,921	108,527,204	11,203,778
Gross unrealized depreciation	(836,359)	(842,707)	(1,116,201)	(1,013,141)	(11,247,516)	(1,485,567)
Net unrealized appreciation	42,417,991	289,328,095	3,226,854	22,259,780	97,279,688	9,718,211
Undistributed ordinary income	1,843	39,199	258,787	680,334	—	—
Undistributed long-term capital gain.	—	—	—	—	2,378,063	74,141
Distributable earnings	1,843	39,199	258,787	680,334	2,378,063	74,141
Other accumulated losses	(28,435)	(2)	(5,062,645)	(4,102,190)	—	—
Total distributable earnings	$42,391,399	$289,367,292	$(1,577,004)	$18,837,924	$99,657,751	$9,792,352

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.
To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2025, the capital loss carryforwards were as follows:

	Short-Term	Long-Term	Capital Loss Carryover Utilized
LKCM Fixed Income Fund	$419,360	$4,643,285	$—
LKCM International Equity Fund	723,906	3,378,284	—
LKCM Small-Mid Cap Equity Fund	—	—	194,260

At December 31, 2025, the following Funds deferred, on a tax basis, post-October capital losses of:

LKCM Balanced Fund	$28,435
LKCM Equity Fund	2

The tax components of dividends paid during the periods shown below for the Funds were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Balanced Fund	$1,624,723	$4,726,372	$1,364,595	$3,782,676
LKCM Equity Fund	2,648,769	36,523,925	2,500,301	30,192,384
LKCM Fixed Income Fund	10,027,300	—	8,412,958	—
LKCM International Equity Fund	964,153	—	834,475	—
LKCM Small Cap Equity Fund	18,868	27,058,828	—	19,098,420
LKCM Small-Mid Cap Equity Fund	—	2,610,718	—	—

The Funds designated earnings and profits distributed to shareholders upon the redemption of shares during 2025 and 2024 in determining undistributed net capital gains as of December 31, 2025.

35

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2022 through December 31, 2025 for all LKCM Funds. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2025. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Funds would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East, tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Funds’ related events and transactions that occurred subsequent to June 30, 2026 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

36

LKCM FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Trust to its directors, officers and affiliated persons is included in the accompanying financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
RENEWAL OF INVESTMENT ADVISORY AGREEMENT
WITH RESPECT TO LKCM SMALL CAP EQUITY FUND, LKCM SMALL-MID CAP EQUITY FUND, LKCM EQUITY FUND, LKCM BALANCED FUND, LKCM FIXED INCOME FUND AND LKCM
INTERNATIONAL EQUITY FUND
Introduction. At a meeting held on February 24, 2026, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Small Cap Equity Fund (the “Small Cap Equity Fund”), LKCM Small-Mid Cap Equity Fund (the “Small-Mid Cap Equity Fund”), LKCM Equity Fund (the “Equity Fund”), LKCM Balanced Fund (the “Balanced Fund”), LKCM Fixed Income Fund (the “Fixed Income Fund”) and LKCM International Equity Fund (the “International Equity Fund” and collectively, the “Funds”).
In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to each Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to each Fund; (2) the performance of each Fund as compared to a relevant market index, peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”) and an account managed by LKCM pursuant to similar investment strategies (“Similar Account”) or a composite (“Composite”) of Similar Accounts; (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund, how those compared to a peer group of funds compiled by Broadridge, and how each applicable Fund’s contractual advisory fee rate compared to the Similar Accounts; (4) the costs of services provided to the Funds and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as a Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Funds. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.
In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, reports relating to each Fund’s performance and expenses, information regarding the Similar Accounts and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Funds’ performance and expenses and various aspects of the Funds’ operations.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to each Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Funds, including identifying investments for the Funds, monitoring the Funds’ investment programs, executing trades

37

LKCM FUNDS
ADDITIONAL INFORMATION(Continued)
and overseeing the Funds’ performance and compliance with applicable rules and regulations and the Funds’ investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Funds. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to each Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.
The Board also considered the compliance services provided to the Funds by LKCM, including LKCM’s oversight of the Funds’ day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Funds’ key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that it believes that its soft dollar and commission-sharing arrangements for client transactions (including those for the Funds) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.
Performance of the Funds. The Board considered the performance of each Fund compared to the Fund’s benchmark index (“benchmark”), peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2025. Additionally, the Board considered LKCM’s discussion of each Fund’s performance.
The Board considered LKCM’s representation that its investment strategy for the Funds focuses on investments in higher quality companies that meet LKCM’s stringent investment criteria, which LKCM believes have not been characteristics that have driven the performance of certain funds’ benchmarks in certain years. The Board considered that these factors had affected the performance of certain Funds for shorter and/or longer-term periods ended December 31, 2025. The Board also considered certain additional factors cited by LKCM as contributing to or detracting from a Fund’s performance during the prior year.
The Board considered that the Small Cap Equity Fund outperformed the Russell 2000 Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered that the Small Cap Equity Fund outperformed its Lipper Index for the one-year, three-year, ten-year and since inception periods, but underperformed its Lipper Index for the five-year period.
The Board considered that the Small-Mid Cap Equity Fund outperformed the Russell 2500 Index and its Lipper Index for the three-year and ten-year periods, but underperformed for the one-year, five-year and since inception periods.
The Board considered that the Equity Fund underperformed the S&P 500 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since inception periods.
The Board considered that the Balanced Fund underperformed the S&P 500 Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered that the Balanced Fund outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered the Balanced Fund’s performance as compared to a custom blended index (“Blended Index”) that reflected the Fund’s historical allocation to equity and fixed income securities. The Board considered that the Balanced Fund underperformed the Blended Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered that the Balanced Fund underperformed its Lipper Index for the one-year, three-year, five-year, ten-year and since inception periods.
The Board considered that the Fixed Income Fund outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index for the five-year and ten-year periods, but underperformed for the one-year, three-year and since inception periods. The Board noted that the Fixed Income Fund outperformed its Lipper Index for the one-year and since inception periods but underperformed its Lipper Index for the three-year, five-year and ten-year periods.
The Board noted that the International Equity Fund underperformed the MSCI EAFE Index and its Lipper Index for the one-year, three-year, five-year and since inception periods.

38

LKCM FUNDS
ADDITIONAL INFORMATION(Continued)
The Board also considered the performance of each Fund against its Composite or Similar Account, as applicable. The Board considered LKCM’s explanation that underperformance, if any, generally was attributable to tax considerations attendant to the management of a Fund that do not apply to non-taxable portfolios included in the Composite as well as the timing of cash flows resulting from shareholder purchases and redemptions. In the case of the International Equity Fund, the Board also considered LKCM’s explanation that the Fund’s underperformance relative to a private investment partnership was attributable to the timing of cash flows associated with the investment of Fund assets, as the Fund realized net subscriptions and the investment of those proceeds.
Fees and Expenses. The Board considered each Fund’s contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements). The Board also considered that LKCM had implemented fee waivers and expense caps for each Fund through May 1, 2026, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2027.
The Board considered comparisons of the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). Contractual advisory fee rates were compared to the Expense Group at a Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Funds’ administrative expenses because the Funds pay separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.
The Board considered that, although certain of the Funds’ contractual advisory fee rates are higher than those of their peers, the expense cap arrangements generally cause the Funds’ actual advisory fee rates and overall net expense ratios to be lower than, or in line with, those of their peers.
The Board considered that the contractual advisory fee rate for the Small Cap Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and second quartile of its Expense Universe. The Board also considered that the Small Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small Cap Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the Small-Mid Cap Equity Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and its Expense Universe, as applicable. The Board also considered that the Small-Mid Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small-Mid Cap Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and second quartile of its Expense Universe. The Board also considered that the Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the Balanced Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the Balanced Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile in its Expense Universe. In this case, the Balanced Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

39

LKCM FUNDS
ADDITIONAL INFORMATION(Continued)
The Board considered that the contractual advisory fee rate for the Fixed Income Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the first quartile of its Expense Universe. The Board also considered that the Fixed Income Fund’s net expense ratio was in the first quartile of its Expense Group and Expense Universe. In this case, the Fixed Income Fund’s contractual advisory fee rate was higher than the median of its Expense Group and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the International Equity Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the International Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the third quartile of its Expense Universe. In this case, the International Equity Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was lower than the median of its Expense Group and higher than the median of its Expense Universe.
The Board also considered the advisory fee rates generally charged by LKCM to Similar Accounts and noted LKCM’s explanation that the fee rates charged by LKCM to the Funds and its Similar Accounts differ primarily as a result of the greater regulatory, compliance and related expenses incurred by LKCM in providing investment management services to the Funds as compared to the Similar Accounts.
Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Funds and the profitability of LKCM. The Board considered the fees paid by each Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM on a Fund-by-Fund basis for the past calendar year, before and after any distribution payments made by LKCM. The Board considered that, during the year, LKCM had capped the Funds’ net expense ratios and facilitated the distribution of the Funds. With respect to economies of scale, the Board considered that the Funds generally benefit from competitive effective advisory fee rates and net expense ratios despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Funds’ advisory fee rate schedules, LKCM waives fees and/or reimburses expenses to maintain the Funds’ effective advisory fee rates and net expense ratios at competitive levels.
Benefits Derived by LKCM from Its Relationship with the Funds. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Funds. The Board considered that LKCM believes that both LKCM and the Funds benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Funds’ portfolio companies. The Board also considered that LKCM believes its relationship with the Funds provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Funds.
Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Funds; and (3) approved the renewal of the Agreement with respect to the Funds.

40

LKCM Aquinas Catholic Equity Fund
Financial Statements and Other Information
June 30, 2026 (Unaudited)

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.6%
L3Harris Technologies, Inc.	5,000	$1,452,950
Beverages - 2.5%
PepsiCo, Inc.	10,000	1,354,000
Broadline Retail - 3.5%
Amazon.com, Inc.(a)	8,000	1,906,720
Capital Markets - 2.2%
Charles Schwab Corp.	13,000	1,199,510
Chemicals - 10.8%
Corteva, Inc.	22,500	1,905,525
DuPont de Nemours, Inc.	3,333	452,134
Ecolab, Inc.	4,000	1,114,440
Linde PLC	1,500	778,410
Sherwin-Williams Co.	5,000	1,721,600
		5,972,109
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	1,800	1,038,060
Consumer Finance - 1.5%
American Express Company	2,500	845,625
Electric Utilities - 1.4%
Constellation Energy Corp.	3,100	769,947
Electrical Equipment - 1.9%
Eaton Corp. PLC	2,500	1,065,300
Electronic Equipment, Instruments & Components - 3.0%
Teledyne Technologies, Inc.(a)	2,500	1,667,250
Entertainment - 1.4%
Netflix, Inc.(a)	11,000	785,400
Health Care Equipment & Supplies - 4.8%
Alcon AG	13,500	905,850
Stryker Corp.	5,500	1,731,620
		2,637,470
Health Care Providers & Services - 1.6%
BrightSpring Health Services, Inc.(a)	12,500	871,750
Independent Power and Renewable Electricity Producers - 2.3%
Clearway Energy, Inc. - Class C	37,500	1,281,750
Interactive Media & Services - 6.2%
Alphabet, Inc. - Class A	9,500	3,395,015

	Shares	Value
Leisure Products - 1.4%
Mattel, Inc.(a)	55,000	$763,400
Machinery - 4.4%
Chart Industries, Inc.(a)	2,700	564,138
IDEX Corp.	5,300	1,202,835
Illinois Tool Works Inc.	2,500	676,175
		2,443,148
Marine Transportation - 1.6%
Kirby Corp.(a)	6,500	883,805
Multiline Retail - 1.6%
Dollar Tree, Inc.(a)	7,500	907,125
Oil, Gas & Consumable Fuels - 8.0%
Devon Energy Corp.	25,000	1,033,000
Diamondback Energy Inc.	4,000	703,120
Expand Energy Corp.	8,500	775,115
Kinder Morgan, Inc.	25,000	799,250
Permian Resources Corp.	60,000	1,104,600
		4,415,085
Professional Services - 1.5%
Verisk Analytics, Inc.	4,500	807,885
Semiconductors & Semiconductor Equipment - 5.4%
NVIDIA Corp.	15,000	3,001,350
Software - 15.9%
Adobe, Inc.(a)	3,700	758,574
Microsoft Corp.	6,000	2,238,120
Oracle Corp.	7,500	1,099,125
Palo Alto Networks, Inc.(a)	7,000	2,387,140
Roper Technologies, Inc.	3,000	1,015,170
Trimble, Inc.(a)	25,000	1,279,500
		8,777,629
Specialty Retail - 4.9%
Academy Sports & Outdoors, Inc.	27,500	1,296,075
Home Depot, Inc.	4,000	1,410,720
		2,706,795
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	8,000	2,314,880
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd.(a)	42,500	789,225
TOTAL COMMON STOCKS (Cost $27,527,705)		54,053,183

The accompanying notes are an integral part of these financial statements.

1

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(b)	1,350,054	$1,350,054
TOTAL MONEY MARKET FUNDS (Cost $1,350,054)		1,350,054
TOTAL INVESTMENTS - 100.3% (Cost $28,877,759)		$55,403,237
Liabilities in Excess of Other Assets - (0.3)%		(141,113)
TOTAL NET ASSETS - 100.0%		$55,262,124

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$55,403,237
Dividends receivable	19,261
Receivable for fund shares sold	2,380
Dividend tax reclaims receivable	966
Prepaid expenses and other assets	20,169
Total assets	55,446,013
LIABILITIES:
Payable to Adviser	65,903
Payable for fund administration and accounting fees	39,247
Payable for distribution fees	27,183
Payable for audit fees	11,842
Payable for transfer agent fees and expenses	11,677
Payable for fund shares redeemed	11,313
Payable for expenses and other liabilities	8,567
Payable for expenses and other liabilities	8,157
Total liabilities	183,889
NET ASSETS	$55,262,124
Net Assets Consist of:
Paid-in capital	$23,768,975
Total distributable earnings	31,493,149
Total net assets	$55,262,124
Net assets	$55,262,124
Shares issued and outstanding (unlimited shares authorized without par value)	3,107,738
Net asset value per share	$17.78
Cost:
Investments, at cost	$28,877,759

The accompanying notes are an integral part of these financial statements.

3

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$257,008
Less: dividend withholding taxes	(725)
Interest income	3
Total investment income	256,286
EXPENSES:
Investment advisory fee	254,486
Fund administration and accounting fees	59,030
Distribution expenses	28,353
Transfer agent fees	25,536
Federal and state registration fees	12,598
Trustees’ fees	7,420
Reports to shareholders	6,009
Audit fees	4,839
Custodian fees	3,438
Legal fees	3,004
Other expenses and fees	8,071
Total expenses	412,784
Fee waiver from Adviser	(130,021)
Net expenses	282,763
Net investment loss	(26,477)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,976,937
Net realized gain (loss)	4,976,937
Net change in unrealized appreciation (depreciation) on:
Investments	(4,714,852)
Net change in unrealized appreciation (depreciation)	(4,714,852)
Net realized and unrealized gain (loss)	262,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$235,608

The accompanying notes are an integral part of these financial statements.

4

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(26,477)	$199,937
Net realized gain (loss)	4,976,937	3,337,331
Net change in unrealized appreciation (depreciation)	(4,714,852)	428,715
Net increase (decrease) in net assets from operations	235,608	3,965,983
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	$—	$(3,382,634)
Total distributions to shareholders	—	(3,382,634)
CAPITAL TRANSACTIONS:
Shares sold	1,503,607	1,351,746
Shares issued from reinvestment of distributions	—	3,185,301
Shares redeemed	(6,130,424)	(5,576,418)
Redemption fees	28	32
Net increase (decrease) in net assets from capital transactions	(4,626,789)	(1,039,339)
NET INCREASE (DECREASE) IN NET ASSETS	(4,391,181)	(455,990)
NET ASSETS:
Beginning of the period	59,653,305	60,109,295
End of the period	$55,262,124	$59,653,305
SHARES TRANSACTIONS
Shares sold	83,457	76,157
Shares issued from reinvestment of distributions	—	178,448
Shares redeemed	(342,147)	(305,567)
Total increase (decrease) in shares outstanding	(258,690)	(50,962)

The accompanying notes are an integral part of these financial statements.

5

LKCM AQUINAS CATHOLIC EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$17.72	$17.59	$16.73	$15.05	$19.52	$17.53
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.06	0.05	0.12	0.17	0.05
Net realized and unrealized gain (loss) on investments(b)	0.07	1.13	2.20	2.00	(3.72)	4.40
Total from investment operations	0.06	1.19	2.25	2.12	(3.55)	4.45
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	(0.05)	(0.12)	(0.18)	(0.05)
Net realized gains	—	(0.99)	(1.34)	(0.32)	(0.74)	(2.41)
Total distributions	—	(1.06)	(1.39)	(0.44)	(0.92)	(2.46)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$17.78	$17.72	$17.59	$16.73	$15.05	$19.52
Total return(d)	0.34%	6.72%	13.37%	14.07%	−18.17%	25.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,262	$59,653	$60,109	$58,223	$50,083	$63,916
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.46%	1.47%	1.47%	1.53%	1.45%	1.40%
After expense waiver/recoupment(e)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	(0.09)%	0.33%	0.30%	0.77%	1.02%	0.25%
Portfolio turnover rate(d)	8%	9%	11%	16%	23%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of June 30, 2026 one of which is presented herein: the LKCM Aquinas Catholic Equity Fund (the “Fund”). The Fund is subject to expenses pursuant to the Rule 12b-1 plan described in Note B. The Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by the Fund in its discretion.
The LKCM Aquinas Catholic Equity Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process. The LKCM Aquinas Catholic Equity Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings, above- average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations.
The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (the “Guidelines”). The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices may conflict with the Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company, sell the company’s securities, or otherwise exclude future investments in such company.
The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the

7

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2026, the Fund’s assets carried at fair value were classified as follows:
LKCM Aquinas Catholic Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,053,183	$ —	$ —	$54,053,183
Short-Term Investment	1,350,054	—	—	1,350,054
Total Investments*	$55,403,237	$—	$—	$55,403,237

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
Refer to the Schedule of Investments for further disaggregation of investment categories.
2.
Federal Income Taxes: The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code and the Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.	Distributions to Shareholders: The Fund generally intends to declare and pay income dividends and distribute net capital gain, if any, at least on an annual basis.
4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks

8

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.
5.
Expense Allocation: Expenses incurred by the Funds in the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

Fund	LKCM Aquinas Catholic Equity Fund
Paid-in capital	$172,477
Total distributable earnings	(172,477)

10.
Restricted and Illiquid Securities: The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Fund to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

11.
Segment Reporting: The Trust’s principal executive officer and principal financial officer act as the chief operating decision maker (CODM). Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and

9

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
12.
New Accounting Pronouncements: In December 2023, the Financial Accounting Standard Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The Fund has adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Fund’s financial statements.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Fund under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rate presented below as applied to the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Fund through May 1, 2027 in order to limit the Fund’s operating expenses to the annual cap rate presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.
For the six months ended June 30, 2026 the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

LKCM Aquinas Catholic Equity Fund
Annual Management Fee Rate	0.90%
Annual Cap on Expenses	1.00%
Fees Waived and/or Expenses Reimbursed in 2026	$130,021

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Fund and serves as accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Fund, under which the Fund may pay an annualized fee of up to 1.00% of its average daily net assets for distribution and other services. However, the Board of Trustees has currently only authorized an annual fee of 0.10% of the average daily net assets for the Fund.

10

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
C. FUND SHARES
At June 30, 2026, there was an unlimited number of shares of beneficial interest, no par value, authorized for the Fund. The following table summarizes the activity in shares of the Fund:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	83,457	$1,503,607	76,157	$1,351,746
Shares issued to shareholders in reinvestment of distributions	—	—	178,448	3,185,301
Shares redeemed	(342,147)	(6,130,425)	(305,567)	(5,576,418)
Redemption fee	—	28	—	32
Net increase	(258,690)	$(4,626,790)	(50,962)	$(1,039,339)
Shares Outstanding:
Beginning of period	3,366,428		3,417,390
End of period	3,107,738		3,366,428

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the Fund for the six months ended June 30, 2026 were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$ —	$4,625,744	$ —	$9,549,078

E. TAX INFORMATION
At December 31, 2025, the components of accumulated earnings (losses) on a tax basis for the Fund were as follows:

Tax cost	$28,523,837
Gross unrealized appreciation	$31,665,391
Gross unrealized depreciation	(425,061)
Net unrealized appreciation	$31,240,330
Undistributed ordinary income	17,214
Distributable earnings	$17,214
Other accumulated losses	(3)
Total distributable earnings	$31,257,541

At December 31, 2025, the Fund deferred, on a tax basis, post-October capital losses of $3.
To the extent the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2025, the Fund had no capital loss carryforwards.

11

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The tax components of dividends paid during the periods shown below for the Fund were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Aquinas Catholic Equity Fund	$217,777	$3,164,857	$153,095	$4,272,939

The Fund designated earnings and profits distributed to shareholders upon the redemption of shares during 2025 and 2024 in determining undistributed net capital gains as of December 31, 2025 and 2024, respectively.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2022 through December 31, 2025. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2025. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Fund would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as the conflict between Russia and Ukraine, tensions in the Middle East, and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Fund’s related events and transactions that occurred subsequent to June 30, 2026 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

12

LKCM AQUINAS CATHOLIC EQUITY FUND
ADDITIONAL INFORMATION
The below information is required disclosure from N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Trust to its directors, officers and affiliated persons is included in the accompanying financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
RENEWAL OF INVESTMENT ADVISORY AGREEMENT
WITH RESPECT TO LKCM AQUINAS CATHOLIC EQUITY FUND
Introduction. At a meeting held on February 24, 2026, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Aquinas Catholic Equity Fund (the “Fund”).
In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to the Fund; (2) the performance of the Fund as compared to a relevant market index and peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”); (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of the Fund and how those compared to a peer group of funds compiled by Broadridge; (4) the costs of services provided to the Fund and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as the Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Fund. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.
In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, the Fund’s Catholic values investing mandate, reports relating to the Fund’s performance and expenses and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Fund’s performance and expenses and various aspects of the Fund’s operations.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to the Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Fund, including identifying investments for the Fund, monitoring the Fund’s investment program, executing trades and overseeing the Fund’s performance and compliance with applicable rules and regulations and the Fund’s investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Fund. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to the Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

13

LKCM AQUINAS CATHOLIC EQUITY FUND
ADDITIONAL INFORMATION(Continued)
The Board also considered the compliance services provided to the Fund by LKCM, including LKCM’s oversight of the Fund’s day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Fund’s key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that its soft dollar and commission-sharing arrangements for client transactions (including those for the Fund) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.
Performance of the Fund. The Board considered the performance of the Fund compared to the S&P 500 Index, peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2025. The Board considered that, in 2016, upon the closing of the reorganizations of the LKCM Aquinas Small Cap Fund and LKCM Aquinas Growth Fund into the Fund (the “Reorganization”), the Fund’s name, investment strategies, expenses, benchmark index and Lipper index changed, and the Board considered this in reviewing the Fund’s longer-term performance against its current benchmark and Lipper Index. The Board also considered LKCM’s discussion of the Fund’s performance.
The Board considered that the Fund underperformed the S&P 500 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since inception periods. In considering the comparative performance data, the Board considered that the Fund is managed in accordance with its Catholic values investing guidelines, which restrict the Fund’s investments and generally are not applicable to the S&P 500 Index or the funds included in the Lipper Index. The Board considered LKCM’s representation that the Fund’s stringent investment criteria and certain additional factors cited by LKCM had contributed to or detracted from the Fund’s performance during the prior year.
Fees and Expenses. The Board considered the contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements) of the Fund. The Board also considered that LKCM had implemented fee waivers and expense caps for the Fund through May 1, 2026, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2027.
The Board considered a comparison of the Fund’s contractual advisory fee rate, actual advisory fee rate and net expense ratio to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). The contractual advisory fee rate was compared to the Expense Group at the Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Fund’s administrative expenses because the Fund pays separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.
The Board considered that the Fund’s contractual advisory fee rate was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. The Board also considered that the Fund’s net expense ratio was in the second quartile of its Expense Group and third quartile of its Expense Universe. In this case, the Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was equal to the median of its Expense Group and higher than the median of its Expense Universe.
The Board considered that, although the Fund’s contractual advisory fee rate was higher than those of its peers, the expense cap arrangements caused the Fund’s actual advisory fee rate to be lower than that of its peers.
Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Fund and the profitability of LKCM. The Board considered the fees paid by the Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM for the past calendar year, before and after any distribution payments made by LKCM. The Board noted that, during the year, LKCM had capped the Fund’s net expense ratio. With respect to economies of scale, the Board considered that the Fund generally benefits from a competitive effective advisory fee rate and net expense ratio despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The

14

LKCM AQUINAS CATHOLIC EQUITY FUND
ADDITIONAL INFORMATION(Continued)
Board also considered that, while there are no breakpoints in the Fund’s advisory fee rate schedule, LKCM waives fees and/or reimburses expenses to maintain the Fund’s effective advisory fee rate and net expense ratio at a competitive level.
Benefits Derived by LKCM from Its Relationship with the Fund. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Fund. The Board considered that LKCM believes that both LKCM and the Fund benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Fund’s portfolio companies. The Board also considered that LKCM believes its relationship with the Fund provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Fund.
Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Fund; and (3) approved the renewal of the Agreement with respect to the Fund.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Information regarding remuneration paid by the Registrant to its directors, officers and affiliated persons is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT
WITH RESPECT TO LKCM SMALL CAP EQUITY FUND, LKCM SMALL-MID CAP EQUITY FUND, LKCM EQUITY FUND, LKCM BALANCED FUND, LKCM FIXED INCOME FUND AND LKCM INTERNATIONAL EQUITY FUND

Introduction. At a meeting held on February 24, 2026, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Small Cap Equity Fund (the “Small Cap Equity Fund”), LKCM Small-Mid Cap Equity Fund (the “Small-Mid Cap Equity Fund”), LKCM Equity Fund (the “Equity Fund”), LKCM Balanced Fund (the “Balanced Fund”), LKCM Fixed Income Fund (the “Fixed Income Fund”) and LKCM International Equity Fund (the “International Equity Fund” and collectively, the “Funds”).

In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to each Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to each Fund; (2) the performance of each Fund as compared to a relevant market index, peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”) and an account managed by LKCM pursuant to similar investment strategies (“Similar Account”) or a composite (“Composite”) of Similar Accounts; (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund, how those compared to a peer group of funds compiled by Broadridge, and how each applicable Fund’s contractual advisory fee rate compared to the Similar Accounts; (4) the costs of services provided to the Funds and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as a Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Funds. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.

In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, reports relating to each Fund’s performance and expenses, information regarding the Similar Accounts and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Funds’ performance and expenses and various aspects of the Funds’ operations.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to each Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Funds, including identifying investments for the Funds, monitoring the Funds’ investment programs, executing trades and overseeing the Funds’ performance and compliance with applicable rules and regulations and the Funds’ investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Funds. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to each Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

The Board also considered the compliance services provided to the Funds by LKCM, including LKCM’s oversight of the Funds’ day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Funds’ key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that it believes that its soft dollar and commission-sharing arrangements for client transactions (including those for the Funds) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Performance of the Funds. The Board considered the performance of each Fund compared to the Fund’s benchmark index (“benchmark”), peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2025. Additionally, the Board considered LKCM’s discussion of each Fund’s performance.

The Board considered LKCM’s representation that its investment strategy for the Funds focuses on investments in higher quality companies that meet LKCM’s stringent investment criteria, which LKCM believes have not been characteristics that have driven the performance of certain funds’ benchmarks in certain years. The Board considered that these factors had affected the performance of certain Funds for shorter and/or longer-term periods ended December 31, 2025. The Board also considered certain additional factors cited by LKCM as contributing to or detracting from a Fund’s performance during the prior year.

The Board considered that the Small Cap Equity Fund outperformed the Russell 2000 Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered that the Small Cap Equity Fund outperformed its Lipper Index for the one-year, three-year, ten-year and since inception periods, but underperformed its Lipper Index for the five-year period.

The Board considered that the Small-Mid Cap Equity Fund outperformed the Russell 2500 Index and its Lipper Index for the three-year and ten-year periods, but underperformed for the one-year, five-year and since inception periods.

The Board considered that the Equity Fund underperformed the S&P 500 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since inception periods.

The Board considered that the Balanced Fund underperformed the S&P 500 Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered that the Balanced Fund outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered the Balanced Fund’s performance as compared to a custom blended index (“Blended Index”) that reflected the Fund’s historical allocation to equity and fixed income securities. The Board considered that the Balanced Fund underperformed the Blended Index for the one-year, three-year, five-year, ten-year and since inception periods. The Board also considered that the Balanced Fund underperformed its Lipper Index for the one-year, three-year, five-year, ten-year and since inception periods.

The Board considered that the Fixed Income Fund outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index for the five-year and ten-year periods, but underperformed for the one-year, three-year and since inception periods. The Board noted that the Fixed Income Fund outperformed its Lipper Index for the one-year and since inception periods but underperformed its Lipper Index for the three-year, five-year and ten-year periods.

The Board noted that the International Equity Fund underperformed the MSCI EAFE Index and its Lipper Index for the one-year, three-year, five-year and since inception periods.

The Board also considered the performance of each Fund against its Composite or Similar Account, as applicable. The Board considered LKCM’s explanation that underperformance, if any, generally was attributable to tax considerations attendant to the management of a Fund that do not apply to non-taxable portfolios included in the Composite as well as the timing of cash flows resulting from shareholder purchases and redemptions. In the case of the International Equity Fund, the Board also considered LKCM’s explanation that the Fund’s underperformance relative to a private investment partnership was attributable to the timing of cash flows associated with the investment of Fund assets, as the Fund realized net subscriptions and the investment of those proceeds.

Fees and Expenses. The Board considered each Fund’s contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements). The Board also considered that LKCM had implemented fee waivers and expense caps for each Fund through May 1, 2026, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2027.

The Board considered comparisons of the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). Contractual advisory fee rates were compared to the Expense Group at a Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Funds’ administrative expenses because the Funds pay separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.

The Board considered that, although certain of the Funds’ contractual advisory fee rates are higher than those of their peers, the expense cap arrangements generally cause the Funds’ actual advisory fee rates and overall net expense ratios to be lower than, or in line with, those of their peers.

The Board considered that the contractual advisory fee rate for the Small Cap Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and second quartile of its Expense Universe. The Board also considered that the Small Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small Cap Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Small-Mid Cap Equity Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and its Expense Universe, as applicable. The Board also considered that the Small-Mid Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small-Mid Cap Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and second quartile of its Expense Universe. The Board also considered that the Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Balanced Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the Balanced Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile in its Expense Universe. In this case, the Balanced Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Fixed Income Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the first quartile of its Expense Universe. The Board also considered that the Fixed Income Fund’s net expense ratio was in the first quartile of its Expense Group and Expense Universe. In this case, the Fixed Income Fund’s contractual advisory fee rate was higher than the median of its Expense Group and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the International Equity Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the International Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the third quartile of its Expense Universe. In this case, the International Equity Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was lower than the median of its Expense Group and higher than the median of its Expense Universe.

The Board also considered the advisory fee rates generally charged by LKCM to Similar Accounts and noted LKCM’s explanation that the fee rates charged by LKCM to the Funds and its Similar Accounts differ primarily as a result of the greater regulatory, compliance and related expenses incurred by LKCM in providing investment management services to the Funds as compared to the Similar Accounts.

Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Funds and the profitability of LKCM. The Board considered the fees paid by each Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM on a Fund-by-Fund basis for the past calendar year, before and after any distribution payments made by LKCM. The Board considered that, during the year, LKCM had capped the Funds’ net expense ratios and facilitated the distribution of the Funds. With respect to economies of scale, the Board considered that the Funds generally benefit from competitive effective advisory fee rates and net expense ratios despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Funds’ advisory fee rate schedules, LKCM waives fees and/or reimburses expenses to maintain the Funds’ effective advisory fee rates and net expense ratios at competitive levels.

Benefits Derived by LKCM from Its Relationship with the Funds. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Funds. The Board considered that LKCM believes that both LKCM and the Funds benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Funds’ portfolio companies. The Board also considered that LKCM believes its relationship with the Funds provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Funds.

Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Funds; and (3) approved the renewal of the Agreement with respect to the Funds.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT
WITH RESPECT TO LKCM AQUINAS CATHOLIC EQUITY FUND

Introduction. At a meeting held on February 24, 2026, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Aquinas Catholic Equity Fund (the “Fund”).

In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to the Fund; (2) the performance of the Fund as compared to a relevant market index and peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”); (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of the Fund and how those compared to a peer group of funds compiled by Broadridge; (4) the costs of services provided to the Fund and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as the Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Fund. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.

In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, the Fund’s Catholic values investing mandate, reports relating to the Fund’s performance and expenses and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Fund’s performance and expenses and various aspects of the Fund’s operations.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to the Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Fund, including identifying investments for the Fund, monitoring the Fund’s investment program, executing trades and overseeing the Fund’s performance and compliance with applicable rules and regulations and the Fund’s investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Fund. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to the Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

The Board also considered the compliance services provided to the Fund by LKCM, including LKCM’s oversight of the Fund’s day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Fund’s key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that its soft dollar and commission-sharing arrangements for client transactions (including those for the Fund) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Performance of the Fund. The Board considered the performance of the Fund compared to the S&P 500 Index, peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2025. The Board considered that, in 2016, upon the closing of the reorganizations of the LKCM Aquinas Small Cap Fund and LKCM Aquinas Growth Fund into the Fund (the “Reorganization”), the Fund’s name, investment strategies, expenses, benchmark index and Lipper index changed, and the Board considered this in reviewing the Fund’s longer-term performance against its current benchmark and Lipper Index. The Board also considered LKCM’s discussion of the Fund’s performance.

The Board considered that the Fund underperformed the S&P 500 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since inception periods. In considering the comparative performance data, the Board considered that the Fund is managed in accordance with its Catholic values investing guidelines, which restrict the Fund’s investments and generally are not applicable to the S&P 500 Index or the funds included in the Lipper Index. The Board considered LKCM’s representation that the Fund’s stringent investment criteria and certain additional factors cited by LKCM had contributed to or detracted from the Fund’s performance during the prior year.

Fees and Expenses. The Board considered the contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements) of the Fund. The Board also considered that LKCM had implemented fee waivers and expense caps for the Fund through May 1, 2026, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2027.

The Board considered a comparison of the Fund’s contractual advisory fee rate, actual advisory fee rate and net expense ratio to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). The contractual advisory fee rate was compared to the Expense Group at the Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Fund’s administrative expenses because the Fund pays separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.

 The Board considered that the Fund’s contractual advisory fee rate was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. The Board also considered that the Fund’s net expense ratio was in the second quartile of its Expense Group and third quartile of its Expense Universe. In this case, the Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was equal to the median of its Expense Group and higher than the median of its Expense Universe.

The Board considered that, although the Fund’s contractual advisory fee rate was higher than those of its peers, the expense cap arrangements caused the Fund’s actual advisory fee rate to be lower than that of its peers.

Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Fund and the profitability of LKCM. The Board considered the fees paid by the Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM for the past calendar year, before and after any distribution payments made by LKCM. The Board noted that, during the year, LKCM had capped the Fund’s net expense ratio. With respect to economies of scale, the Board considered that the Fund generally benefits from a competitive effective advisory fee rate and net expense ratio despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Fund’s advisory fee rate schedule, LKCM waives fees and/or reimburses expenses to maintain the Fund’s effective advisory fee rate and net expense ratio at a competitive level.

Benefits Derived by LKCM from Its Relationship with the Fund. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Fund. The Board considered that LKCM believes that both LKCM and the Fund benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Fund’s portfolio companies. The Board also considered that LKCM believes its relationship with the Fund provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Fund.

Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Fund; and (3) approved the renewal of the Agreement with respect to the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable for semi-annual reports on Form N-CSR.

(2) Not applicable.

(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as EX.99.CERT.

(4) Not applicable.

(5)	Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as EX.99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By	/s/ J. Luther King Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date	8/25/2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Luther King Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date	8/25/2026

By	/s/ Jacob D. Smith
Jacob D. Smith,
Chief Financial Officer / Principal Financial Officer

Date	8/25/2026